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CHASE VISTA TAX FREE MONEY MARKET FUNDS

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                               [CHASE VISTA LOGO]
                             CHASE VISTA FUNDS(SM)

                                     ANNUAL
                                     REPORT
                                     ------

                  Chase Vista.(SM) Setting the Global Standard.


                      CHASE VISTA TAX FREE MONEY MARKET FUND


                          CHASE VISTA NEW YORK TAX FREE

                                MONEY MARKET FUND


                         CHASE VISTA CALIFORNIA TAX FREE

                                MONEY MARKET FUND





                                 August 31, 1998

[GRAPHIC OMITTED]
                                   Highlights


During the reporting period, the Asian economic and currency crisis was the major event in the U.S. fixed income markets.

[bullet] Long-term interest rates fell dramatically even though the U.S. economy continued to grow steadily.

[bullet] In this environment, the Federal Reserve Board left the Federal Funds rate unchanged at 5.5%.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                            3

Chase Vista Tax Free Money Market Fund                                       4
   Fund Facts [bullet] Portfolio of Investments

Chase Vista New York Tax Free Money Market Fund                             26
   Fund Facts [bullet] Portfolio of Investments

Chase Vista California Tax Free Money Market Fund                           44
   Fund Facts [bullet] Portfolio of Investments

Financial Statements                                                        52

Notes to Financial Statements                                               55

Financial Highlights                                                        60




--------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                               Chase Vista Funds
                               Chairman's Letter

                                                                 October 1, 1998

Dear Shareholder:

We are pleased to present this annual report on each of the Chase Vista Tax-Free Money Market Funds(SM). Inside, you will find current seven-day yields for each fund as of August 31, 1998 as well as listings of current holdings.

Asian Economic Crisis Keeps Rates Low

The reporting period began with the economic and currency problems in Asia pushing interest rates lower, despite continuing signs of a robust U.S. economy. The problems in Asia subsided in early 1998, which kept interest rates relatively stable, but those concerns re-surfaced in April, which put pressure on rates throughout the summer.

During the reporting period, short-term interest rates showed only a modest change compared to long-term interest rates. In fact, the decline in long-term interest rates was so steep, it created a virtual flattening of the yield curve, meaning the difference between short- and long-term interest rates was minimal.

In this environment, the Federal Reserve maintained its neutral monetary policy, as it has for roughly a year and a half. The Fed has not raised short-term interest rates since March, 1997 and has not lowered them since December, 1996.

In anticipation of lower interest rates due to the economic and currency problems in southeast Asia, Vista's money management team maintained a slightly higher average duration throughout much of the period. As always, the management team invested solely in high quality securities.

Looking ahead, the Asian economy is likely to continue placing downward pressure on interest rates, despite signs the U.S. economy remains in good shape. To help ensure the domestic economy does not weaken in the face of the uncertainty in Asia, we would not be surprised to see the Federal Reserve lower interest rates in the months ahead.


Sincerely,

/s/ Fergus Reid

Fergus Reid

                    Chase Vista Tax Free Money Market Fund
                             as of August 31, 1998
                                  (unaudited)

Fund Facts

                            Objective     High current tax free income consistent
                                          with capital preservation*
                  Primary investments     Short-term municipal obligations
      Suggested investment time frame     Short-term
                Share classes offered     Vista, Premier and Institutional Shares
                           Net assets     $1.3 Billion
                     Average maturity     50 days
                         S&P Rating**     AAA
                       Moody's Rating     Not rated
                          NAIC Rating     Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

**This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.


Maturity Schedule

1-7 days ...................  74.21%
8-14 days ..................   0.00%
15-21 days .................   0.78%
22-30 days .................   0.26%
31-60 days .................   3.50%
61-90 days .................   2.55%
91+ days ...................  18.70%

                    Chase Vista Tax Free Money Market Fund
                             as of August 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]


Investments                 (99.3%)
Cash/Other                   (0.7%)

[END PIE CHART]

Yields

                                7-Day                  Taxable
                              SEC Yield(1)          Equivalent Yield(2)
Vista Shares                     2.87%                   4.75%
Premier Shares                   2.93%                   4.85%
Institutional Shares             3.20%                   5.30%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

1 The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.75%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

2 Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%


A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998

Principal
  Amount     Issuer                                    Value
-------------------------------------------------------------------
State & Municipal Obligations -- 98.7%
-------------------------------------------------------------------
             Alabama -- 1.8%
$ 5,000,000    Birmingham, Alabama, Capital
                 Improvement, Series A, FRDN,
                 Warrants, 3.30%, 09/03/98             $5,000,000
  2,650,000    Birmingham, Alabama, Series A,
                 FRDN, Warrants, 3.90%,
                 09/03/98                               2,650,000
  1,200,000    McIntosh, Alabama IDB, Solid Waste
                 Disposal, CIBA-Geigy Corp.,
                 FRDN, 3.30%, 09/02/98                  1,200,000
  8,000,000    Port City Medical Clinic Board,
                 Mobile Alabama, Infirmary Health
                 Systems, Series B, GO, 3.28%,
                 11/15/98                               8,000,000
  4,500,000    Oxford, Alabama, Municipal
                 Securities Trust Receipts, FRDN,
                 3.46%, 09/03/98                        4,500,000
  1,500,000    St. Claire County, Alabama, IDB,
                 National Cement Co., Inc., Project
                 II, FRDN, Rev., 3.35%, 09/03/98        1,500,000
                                                       ----------
                                                       22,850,000
                                                       ----------
             Arizona -- 0.6%
  4,100,000    Phoenix, Arizona, IDA, Multifamily
                 Housing, Southwest Village Project,
                 Series A, FRDN, Rev., 3.35%,
                 09/02/98                               4,100,000
  3,000,000    Yavapai County, Arizona, IDA,
                 Kachina Pointe, FRDN, Rev.,
                 3.20%, 09/02/98                        3,000,000
                                                       ----------
                                                        7,100,000
                                                       ----------
             Arkansas -- 2.2%
  8,750,000    Miller County, Arkansas, Solid Waste
                 Disposal, Tyson Foods Inc. Project,
                 FRDN, Rev., 3.40%, 09/03/98             8,750,00
  7,250,000    Pulaski County, Arkansas, Public
                 Facilities Board, Multifamily
                 Housing, Little Rock Residential,
                 Rev., 4.13%, 04/01/99                   7,250,00

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                   Value
--------------------------------------------------------------------
State & Municipal Obligations -- (continued)
--------------------------------------------------------------------
$11,800,000    University of Arkansas, UAMS
                 Campus, FRDN, Rev., 3.30%,
                 09/01/98                              $11,800,000
                                                       -----------
                                                        27,800,000
                                                       -----------
              California -- 1.8%
                California Higher Education Loan
                  Authority Student Loan,
  7,850,000       Series A, Rev., 3.80%, 05/01/99        7,850,000
 10,000,000       Series D-1, Rev., 3.63%, 08/01/99     10,000,000
                Student Education Loan Marketing
                  Corp., California Student Loan,
                  Series A,
  3,000,000       Rev., 3.80%, 06/01/99                  3,000,000
  1,900,000       Rev., 3.85%, 10/01/98                  1,900,000
                                                       -----------
                                                        22,750,000
                                                       -----------
              Colorado -- 1.0%
                Denver, Colorado, City & County
                  Airport,
  7,300,000       Sub-Series B, FRDN, Rev., 3.25%,
                    09/03/98                             7,300,000
  2,500,000       Sub-Series C, FRDN, Rev., 3.25%,
                    09/03/98                             2,500,000
  2,970,000     University of Colorado Hospital
                 Authority, Colorado, Series A, Rev.,
                 4.25%, 11/15/98                         2,972,599
                                                       -----------
                                                        12,772,599
                                                       -----------
              Delaware -- 1.3%
 11,000,000     Delaware State, Economic
                 Development Authority, IDR,
                 Delaware Clean Power Project,
                 Series C, FRDN, Rev., 3.40%,
                 09/02/98                               11,000,000
  6,155,000     Delaware State, Transit Authority
                 Transit System, FRDN, Rev.,
                 3.63%, 09/03/98                         6,155,000
                                                       -----------
                                                        17,155,000
                                                       -----------

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount     Issuer                                        Value
----------------------------------------------------------------------
State & Municipal Obligations -- (continued)
----------------------------------------------------------------------
             District of Columbia -- 0.4%
$1,500,000     District of Columbia, George
                 Washington University, Series A,
                 FRDN, Rev., 3.30%, 09/02/98               $1,500,000
 3,300,000     District of Columbia, Series 1997 C,
                 TRAN, 5.00%, 09/30/98                      3,302,916
                                                           ----------
                                                            4,802,916
                                                           ----------
             Florida -- 7.7%
10,000,000     Capital Finance Authority, Florida
                 Hospital Association, Capital
                 Projects Loan, Series A, FRDN,
                 Rev., 3.25%, 09/02/98                     10,000,000
               Florida Housing Finance Agency,
                 Multifamily Housing,
 5,000,000       Kings Project, Series D, FRDN,
                   Rev., 3.30%, 09/03/98                    5,000,000
 4,000,000       Lakeside, Series B, FRDN, Rev.,
                   3.30%, 09/03/98                          4,000,000
 4,700,000       Sarasota, Series C, FRDN, Rev.,
                   3.30%, 09/03/98                          4,700,000
               Gulf Breeze, Florida, Local
                 Government Loan Program,
13,540,000       Series B, FRDN, Rev., 3.25%,
                   09/03/98                                13,540,000
16,850,000       Series C, FRDN, Rev., 3.25%,
                   09/03/98                                16,850,000
 9,600,000     Jacksonville, Florida, FRDN, Rev.,
                 3.60%, 09/03/98                            9,600,000
11,500,000     Palm Beach County, Florida, Housing
                 Finance Agency, Single Family Mortgage,
                 Series B, GO, 3.75%, 07/01/99             11,500,000
 3,480,000     Putnam County, Florida, Development
                 Authority, PCR, Florida Power &
                 Light Co., Project, FRDN, Rev.,
                 3.70%, 09/01/98                            3,480,000
 4,500,000     The University of North Florida
                 Foundation Inc., Florida Parking System,
                 FRDN, Rev., 3.25%, 09/03/98                4,500,000

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                   Value
-------------------------------------------------------------------
State & Municipal Obligations -- (continued)
-------------------------------------------------------------------
$9,700,000    University Athletic Association Inc.,
                Florida Capital Improvement,
                University of Florida Stadium
                Project, FRDN, Rev., 3.70%,
                09/01/98                               $9,700,000
 5,685,000    Volusia County, Florida, Health
                Facilities, Hospital S.W. Volusia
                Health, Series A, FRDN, Rev.,
                3.20%, 09/03/98                         5,685,000
                                                       ----------
                                                       98,555,000
                                                       ----------
            Georgia -- 8.6%
 3,300,000    Bartow County, Georgia,
                Development Authority, Pollution
                Control, Georgia Power Co., Plant
                Bowen Project, FRDN, Rev.,
                3.25%, 09/01/98                         3,300,000
10,100,000    Columbia County, Georgia, Elderly
                Authority, Residential Care
                Facilities, Augusta Resource Center
                on Aging, FRDN, Rev., 3.35%,
                09/02/98                               10,100,000
   350,000    Dougherty County, Georgia, School
                District, FRDN, GO, 3.55%,
                09/01/98                                  350,000
 2,200,000    Elbert County & Elberton &
                Bowman Georgia Development
                Authority, IDR, Seaboard Farms,
                FRDN, Rev., 3.35%, 09/03/98             2,200,000
 2,800,000    Fulco, Georgia, Hospital Authority,
                Piedmont Hospital Project, FRDN,
                Rev., 3.35%, 09/02/98                   2,800,000
              Fulton County, Georgia Development
                Authority,
 1,600,000      American Graphics Project, FRDN,
                  Rev., 3.45%, 09/03/98                 1,600,000
 1,000,000      Arthritis Foundation Inc. Project,
                  FRDN, Rev., 3.35%, 09/02/98           1,000,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                   Value
-------------------------------------------------------------------
State & Municipal Obligations -- (continued)
-------------------------------------------------------------------
              Fulton County, Georgia Housing
                Authority, Multifamily Housing,
$7,000,000      Hampton Hills Apartment Project,
                  FRDN, Rev., 3.40%, 09/02/98          $ 7,000,000
 8,500,000      Holcomb Landing Apartments,
                  FRDN, Rev., 3.30%, 09/02/98            8,500,000
13,860,000      Residential Revenue Construction,
                  FRDN, Rev., 3.40%, 09/02/98           13,860,000
15,000,000      Spring Creed Crossing, FRDN,
                  Rev., 3.30%, 09/02/98                 15,000,000
 9,133,596    Georgia, Municipal Association
                Pooled Bond, FRDN, COP,
                3.20%, 09/03/98                          9,133,596
              Georgia State,
 4,460,000      GO, 5.75%, 09/01/99                      4,555,488
 5,275,000      GO, 6.75%, 09/01/98                      5,275,000
 5,345,000    Macon-Bibb County, Georgia,
                Hospital Authority, Medical Center
                of Central Georgia, FRDN, Rev.,
                3.35%, 09/03/98                          5,345,000
              Marietta Georgia Housing Authority,
                Multifamily Housing,
 6,325,000      Concepts 21 Apartments, FRDN,
                  Rev. 3.30%, 09/03/98                   6,325,000
11,225,000      Winterset Apartments Project,
                  FRDN, Rev. 3.30%, 09/03/98            11,225,000
 2,000,000    Monroe County, Georgia,
                Development Authority, Pollution
                Control, Georgia Power Co.,
                Scherer, 1st Series, FRDN, Rev.,
                3.60%, 09/01/98                          2,000,000
                                                       -----------
                                                       109,569,084
                                                       -----------
            Hawaii -- 5.1%
 1,000,000    Hawaii State Airports Systems, Rev.,
                7.10%, 07/01/99                          1,027,270
16,000,000    Hawaii State, Highway
                Improvements, FRDN, Rev.,
                3.45%, 09/03/98                         16,000,000

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                           Value
-----------------------------------------------------------------------
State & Municipal Obligations -- (continued)
-----------------------------------------------------------------------
              Hawaii State,
$8,225,000      Series 2, FRDN, GO, 3.46%,
                  09/03/98                                   $8,225,000
14,755,000      Series 6, FRDN, GO, 3.75%,
                  09/03/98                                   14,755,000
25,635,000      Series 7, FRDN, GO, 3.77%,
                  09/03/98                                   25,635,000
                                                             ----------
                                                             65,642,270
                                                             ----------
            Idaho -- 0.3%
 3,800,000     Port Lewiston Port Facilities Idaho
                Rev., Fribourg Investment Co.,
                FRDN, Rev., 3.83%, 09/01/98                   3,800,000
                                                             ----------
            Illinois -- 4.5%
 5,000,000    Galesburg, Illinois, Knox College
                Project, FRDN, Rev., 3.25%,
                09/03/98                                      5,000,000
              Illinois Development Financial
                Authority, IDR,
 2,000,000      Balspar Corp. Project, FRDN,
                  Rev., 3.45%, 09/03/98                       2,000,000
 3,605,000      CFC International Inc. Project,
                  FRDN, Rev., 3.40%, 09/03/98                 3,605,000
 4,990,000      Foundation for Safety & Health,
                  FRDN, Rev., 3.28%, 09/02/98                 4,990,000
 1,800,000      Revcor Inc. Project, FRDN, Rev.,
                  3.40%, 09/03/98                             1,800,000
 2,035,000      Toughy Ltd. Partnership Project,
                  FRDN, Rev., 3.40%, 09/02/98                 2,035,000
              Illinois Heath Care Facilities Authority,
 5,300,000      Rehab Institution of Chicago
                  Project, FRDN, Rev., 3.75%,
                  09/03/98                                    5,300,000
10,000,000        The Carle Foundation, Series B,
                    FRDN, Rev., 3.25%, 09/03/98              10,000,000
 3,330,000    Libertyville, Illinois, Industrial
                Revenue, Libertyville Manor
                Project, FRDN, Rev., 3.35%,
                09/03/98                                      3,330,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                   Value
-------------------------------------------------------------------
State & Municipal Obligations -- (continued)
-------------------------------------------------------------------
$8,500,000    Lisle, Illinois, Multifamily Housing,
                Ashley of Lisle Project, FRDN,
                Rev., 3.35%, 09/02/98                  $8,500,000
 5,300,000    Plainfield Illinois, IDR, Plainfield
                Molding Project, FRDN, Rev.,
                3.40%, 09/03/98                         5,300,000
 3,000,000    Schaumburg, Illinois, Multifamily
                Housing, Windsong Apartments
                Project, FRDN, Rev., 3.28%,
                09/02/98                                3,000,000
 2,425,000    Tinley Park, Illinois, Multifamily
                Housing, Edgewater Walk IIIA &
                IIIB, FRDN, Rev., 3.28%,
                09/02/98                                2,425,000
                                                       ----------
                                                       57,285,000
                                                       ----------
            Indiana -- 1.6%
11,100,000    Indiana State Development Finance
                Authority, Pollution Control,
                Southern Indiana Gas & Electric
                Co., Rev., 3.70%, 03/15/99             11,100,000
 1,885,000    Lafayette Indiana Economic
                Development, Health Quest Realty
                XI, FRDN, Rev., 3.35%, 09/03/98         1,885,000
   815,000    Muncie, Indiana, Economic
                Development Rev., Health Quest
                Realty Project, FRDN, Rev.,
                3.35%, 09/03/98                           815,000
              Sullivan, Indiana, PCR, National
                Rural, Hoosier,
 2,000,000      Rev., 3.55%, 10/14/98                   2,000,000
 5,155,000      CP, 3.60%, 12/01/98                     5,155,000
                                                       ----------
                                                       20,955,000
                                                       ----------
            Iowa -- 0.3%
 3,700,000    Iowa Financing Authority, Solid
                Waste Disposal, Cedar River Paper
                Co. Project, Series A, FRDN, Rev.,
                3.75%, 09/02/98                         3,700,000
                                                       ----------

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                        Value
----------------------------------------------------------------------
State & Municipal Obligations -- (continued)
----------------------------------------------------------------------
            Kansas -- 0.9%
$7,065,000    Kansas City, Kansas, Utilities System,
                FRDN, Rev., 0.00%, 09/01/98               $7,065,000
 2,150,000    Spring Hill, Kansas, Industrial Revenue,
                Abrasive Engineering Project,
                FRDN, Rev., 3.40%, 09/02/98                2,150,000
 1,650,000    Wichita, Kansas, Airport Facilities,
                Cessna Citation Center Project,
                Series III, FRDN, Rev., 3.55%,
                09/02/98                                   1,650,000
                                                          ----------
                                                          10,865,000
                                                          ----------
            Kentucky -- 1.2%
 4,700,000    Boone County, Kentucky IDR,
                Curtin Matheson Science Inc.,
                FRDN, 3.40%, 09/02/98                      4,700,000
11,000,000    Jefferson County, Kentucky, Board of
                Education, Series N, RANS,
                3.66%, 06/30/99                           11,001,734
                                                          ----------
                                                          15,701,734
                                                          ----------
            Louisiana -- 5.0%
20,000,000    East Baton Rouge, Louisiana,
                Mortgage Financing Authority,
                Single Family Housing, Series C-4,
                Rev., 3.55%, 12/03/98                     20,000,000
              New Orleans, Louisiana, Aviation Board,
 1,775,000      Series A, FRDN, Rev., 3.30%,
                  09/02/98                                 1,775,000
22,730,000      Series B, FRDN, Rev., 3.30%,
                  09/02/98                                22,730,000
19,475,000    New Orleans, Louisiana, Home
                Mortgage Authority, Single Family
                Mortgage, FNMA & GNMA,
                Series 2, Rev., 3.70%, 09/01/98           19,475,000
                                                          ----------
                                                          63,980,000
                                                          ----------
            Maryland -- 3.2%
   725,000    Baltimore County, Maryland, Golf
                Systems, FRDN, Rev., 3.30%,
                09/02/98                                     725,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                    Value
------------------------------------------------------------------
State & Municipal Obligations -- (continued)
------------------------------------------------------------------
$5,805,000    Howard County, Maryland
                Multifamily Housing, Sherwood
                Crossing Ltd., Rev., 3.85%,
                06/01/99                              $5,805,000
 2,500,000    Maryland State, Community
                Development Administration,
                Department of Housing &
                Community Development,
                Residential Series C, Rev., 3.80%,
                04/01/99                               2,500,000
 4,000,000    Maryland State, Department of
                Transportation, Second Issue, Rev.,
                6.70%, 11/15/98                        4,063,296
 5,000,000    Maryland State, Health & Higher
                Educational Facilities Authority,
                Helix Health Hospital Issue, Series
                A, FRDN, Rev. 3.25%, 09/03/98          5,000,000
22,905,000    Maryland State, MTC No. 14, Class
                A, FRDN, GO, 3.72%, 09/03/98          22,905,000
                                                      ----------
                                                      40,998,296
                                                      ----------
            Massachusetts -- 0.2%
 1,070,000    Massachusetts State, Housing Finance
                Agency, Housing Development,
                Series A, Rev., 3.70%, 12/01/98        1,070,000
 1,000,000    Massachusetts State, Industrial
                Finance Agency, America Inc., Rev.,
                5.10%, 03/01/99                        1,005,333
                                                      ----------
                                                       2,075,333
                                                      ----------
            Michigan -- 2.7%
 3,600,000    Delta County, Michigan, Economic
                Development Corp.,
                Environmental Improvement,
                Dates-Mead-Escanaba Paper, Series
                E, FRDN, Rev., 3.25%, 09/01/98         3,600,000

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount     Issuer                                      Value
----------------------------------------------------------------------
State & Municipal Obligations -- (continued)
----------------------------------------------------------------------
$20,000,000    Michigan State, Building Authority,
                 Rev., TRAN, 3.70%, 10/01/98             $20,000,000
  1,570,000    Michigan State, Housing
                 Development Authority, Rental
                 Housing, Series A, Rev., 4.60%,
                 04/01/99                                  1,576,606
  1,175,000    Michigan State, Strategic Fund Ltd.,
                 Obligation Rev., Wayne Disposal,
                 Oakland Project, FRDN, Rev.,
                 3.40%, 09/02/98                           1,175,000
  8,300,000    Michigan State, Trunk Line, Series 21,
                 FRDN, Rev., 3.72%, 09/03/98               8,300,000
                                                         -----------
                                                          34,651,606
                                                         -----------
             Minnesota -- 2.4%
 13,005,000    Eden Prairie, Minnesota, Multifamily
                 Housing, Park at City West
                 Project, FRDN, Rev., 3.35%,
                 09/04/98                                 13,005,000
  7,000,000    Minnesota School Districts Tax &
                 Aid Anticipation Borrowing
                 Program, Series B, COP, 3.63%,
                 08/27/99                                  7,000,000
  5,005,000    Minnesota State, Housing Finance
                 Agency, Single Family Mortgage,
                 Series H, Rev., 4.15%, 12/01/98           5,010,954
  5,000,000    Rochester, Minnesota, Health Care
                 Facilities, MAYO Foundation,
                 MAYO Medical Center, Series C.,
                 Rev., 6.85%, 11/15/98                     5,030,738
                                                         -----------
                                                          30,046,692
                                                         -----------
             Mississippi -- 0.5%
  4,050,000    Mississippi Business Financial Corp.,
                 IDR, Choctaw Maid Farms, Inc.
                 Project, FRDN, Rev., 3.45%,
                 09/02/98                                  4,050,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                  Value
------------------------------------------------------------------
State & Municipal Obligations -- (continued)
------------------------------------------------------------------
$1,800,000    Perry County, Mississippi Pollution
                Control, Leaf River Forest Project,
                FRDN, Rev., 3.35%, 09/03/98           $1,800,000
                                                      ----------
                                                       5,850,000
                                                      ----------
            Missouri -- 2.7%
 1,000,000    Macon, Missouri, IDA, Health Care
                Realty Macon, FRDN, 3.68%,
                09/01/98                               1,000,000
 4,045,000    Kansas City, Missouri, IDA,
                Multifamily Housing, Woodlands
                Partners Project, FRDN, Rev.,
                3.90%, 09/03/98                        4,045,000
              Missouri Higher Education Loan
                Authority, Student Loan,
 2,600,000      Senior Lien, Series A, Rev., 5.38%,
                  02/15/99                             2,619,307
10,200,000      Series B, FRDN, Rev., 3.50%,
                  09/02/98                            10,200,000
12,860,000    Missouri State, Environmental
                Improvements & Energy Research
                Authority, PCR, Union Electric
                Co., Series B, FRDN, Rev., 3.75%,
                06/01/99                              12,860,000
 3,500,000    Missouri State, Health & Educational
                Facilities Authority, St. Francis
                Medical Center, Series A, FRDN,
                Rev. 3.65%, 09/01/98                   3,500,000
                                                      ----------
                                                      34,224,307
                                                      ----------
            Montana -- 0.1%
 1,000,000    Osage Beach Montana, IDA, Health
                Care Realty Osage, FRDN, Rev.,
                3.68%, 09/01/98                        1,000,000
                                                      ----------
            Nebraska -- 0.3%
 1,500,000    Omaha Public Power District,
                Nebraska Electric, Series D, Rev.,
                4.25%, 02/01/99                        1,503,959

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                      Value
--------------------------------------------------------------------
State & Municipal Obligations -- (continued)
--------------------------------------------------------------------
$2,400,000    Sidney, Nebraska, IDR, Pennington
                Seed, Inc. Project, FRDN, Rev.
                3.45%, 09/03/98                         $2,400,000
                                                        ----------
                                                         3,903,959
                                                        ----------
            Nevada -- 0.7%
 4,400,000    Nevada State, Municipal Securities,
                Trust Receipts, Series SGB 31,
                FRDN, GO, 3.46%, 09/03/98                4,400,000
 4,440,000    Nevada State, Series 8, FRDN, GO,
                3.90%, 09/03/98                          4,440,000
                                                        ----------
                                                         8,840,000
                                                        ----------
            New Hampshire -- 0.1%
 1,760,000    New Hampshire, State Business
                Financing Authority Industrial
                Facilities, Nickerson Assembly Co.,
                FRDN, Rev., 3.40%, 09/03/98              1,760,000
                                                        ----------
            New Mexico -- 0.5%
 6,000,000    New Mexico, State Highway
                Community, Sub Lien, FRDN,
                Rev., 3.30%, 09/02/98                    6,000,000
                                                        ----------
            New York -- 5.3%
              Eagle Tax Exempt Trust, Weekly
                Option Mode,
 9,800,000      Certificate, Series 94-4904, FRDN,
                  Rev., 3.56%, 09/03/98                   9,800,000
14,600,000      Certificate, Series 95-3202, Class A,
                  FRDN, Rev., 3.46%, 09/01/98            14,600,000
15,100,000      Certificate, Series 97C1002, Class
                  A, FRDN, Rev., 3.70%, 08/05/99         15,100,000
              New York City, New York,
 2,200,000      Sub-Series E2, FRDN, GO,
                  3.50%, 09/01/98                         2,200,000
 5,200,000      Sub-Series E-3, FRDN, GO,
                  3.50%, 09/01/98                         5,200,000
21,300,000      Sub-Series E-5, FRDN, GO,
                  3.50%, 09/01/98                        21,300,000
                                                         ----------
                                                         68,200,000
                                                         ----------

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


 Principal
  Amount     Issuer                                      Value
---------------------------------------------------------------------
State & Municipal Obligations -- (continued)
---------------------------------------------------------------------
             North Carolina -- 1.2%
$ 1,000,000    Guilford County, North Carolina,
                 Industrial Facilities & Pollution
                 Control Financing Authority,
                 Neal Manufacturing, FRDN,
                 Rev., 3.40%, 09/03/98                   $1,000,000
  7,755,000    North Carolina, Educational Facilities
                 Finance Agency, Brevard College
                 Corporation, FRDN, Rev., 3.30%,
                 09/02/98                                 7,755,000
  6,700,000    Winston Salem, North Carolina,
                 Municipal Leasing Corp., FRDN,
                 COPS, 3.40%, 09/03/98                    6,700,000
                                                         ----------
                                                         15,455,000
                                                         ----------
             North Dakota -- 0.2%
  2,500,000    Mercer County, North Dakota, Solid
                 Waste Disposal, National Rural
                 Utilities, United Power Project,
                 Rev., 3.75%, 12/01/98                    2,500,000
                                                         ----------
             Ohio -- 2.9%
  5,000,000    Clinton County, Ohio, Ohio Hospital
                 Capital Inc., FRDN, Rev., 3.35%,
                 09/02/98                                 5,000,000
  7,465,000    Franklin County, Ohio Hospital, U.S.
                 Health Corp., Series A, FRDN,
                 Rev., 3.30%, 09/03/98                    7,465,000
  1,500,000    Montgomery County, Ohio,
                 Multifamily Housing, Pedcor
                 Investments, Lyons Gate, Series A,
                 FRDN, Rev. 3.40%, 09/03/98               1,500,000
  3,900,000    Ohio State, Air Quality Development
                 Authority, JMG FDG Ltd.
                 Partnership, Series A, FRDN, Rev.,
                 3.35%, 09/02/98                          3,900,000
  1,650,000    Ohio State, Building Authority, State
                 Facilities, Arts Facilities Building
                 Fund, Series A, Rev., 5.00%,
                 10/01/98                                 1,651,577

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount     Issuer                                     Value
---------------------------------------------------------------------
State & Municipal Obligations -- (continued)
---------------------------------------------------------------------
$17,000,000    Ohio State, Housing Financing
                 Agency, Residential Notes Series
                 A-2, Rev., 3.80%, 03/01/99             $17,000,000
                                                        -----------
                                                         36,516,577
                                                        -----------
             Pennsylvania -- 6.2%
  4,000,000    Beaver County, Pennsylvania, IDA,
                 PCR, Ohio Edison Co., Series A,
                 Rev., 4.05%, 04/01/99                    4,010,777
 12,000,000    Cambria County, Pennsylvania, IDA,
                 Cambria Cogen Co., Project, Series
                 V-1, FRDN, 3.45%, 09/03/98              12,000,000
               Dauphin County, Pennsylvania,
                 General Authority, Allhealth Pooled
                 Financing Program,
  5,000,000      Series A, FRDN, Rev., 3.75%,
                   09/02/98                                5,000,000
 25,000,00 0     Series PG-A, FRDN, Rev., 3.35%,
                   09/02/98                               25,000,000
  5,000,000      Series PG-B, FRDN, Rev., 3.35%,
                   09/01/98                                5,000,000
 10,700,000    Delaware Valley, Pennsylvania,
                 Regional Finance Authority, Local
                 Government Revenue, BMTF-
                 Mode 1, FRDN, Rev., 3.20%,
                 09/02/98                                10,700,000
  6,735,000    Emmaus, Pennsylvania, General
                 Authority, FRDN, Rev., 3.25%,
                 09/02/98                                 6,735,000
  3,135,000    Montgomery County, Pennsylvania,
                 Higher Education Authority,
                 Philadelphia Presbyterian Project,
                 FRDN, Rev., 3.35%, 09/03/98              3,135,000
  7,900,000    York, Pennsylvania, General Authority
                 Pooled Financing, FRDN, Rev.
                 3.30%, 09/03/98                          7,900,000
                                                        -----------
                                                         79,480,777
                                                        -----------

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


  Principal
    Amount  Issuer                                       Value
---------------------------------------------------------------------
State & Municipal Obligations -- (continued)
---------------------------------------------------------------------
            Rhode Island -- 1.1%
$3,700,000    Rhode Island State, Industrial
                Facilities Corp., Blackstone Valley
                Electric Co., FRDN, Rev., 3.40%,
                09/02/98                                 $3,700,000
10,000,000    Rhode Island State, Multi-Modal,
                FRDN, GO, 3.60%, 09/02/98                10,000,000
                                                         ----------
                                                         13,700,000
                                                         ----------
            South Carolina -- 1.5%
 9,000,000    Berkeley County, South Carolina,
                PCF, Alumax Project, Rev., 3.30%,
                05/01/99                                  9,000,000
10,000,000    South Carolina, Jobs Economic
                Development Authority, Health
                Facilities, Greenville Baptist Project,
                FRDN, Rev., 3.35%, 09/03/98              10,000,000
                                                         ----------
                                                         19,000,000
                                                         ----------
            Tennessee -- 1.8%
 9,165,000    Chattanooga, Tennessee, Series 1,
                FRDN, Rev., 3.46%, 09/03/98               9,165,000
 7,000,000    Metropolitan Government of
                Nashville & Davidson County,
                Tennessee, Health & Educational
                Board, Vanderbilt University,
                Series 85-A, FRDN, Rev., 3.75%,
                01/15/99                                  7,000,000
 6,155,000    Shelby County, Tennessee, Health
                Educational & Housing Facilities
                Board, Multifamily Housing, Arbor
                Lake, FRDN, Rev., 3.45%,
                09/02/98                                  6,155,000
   900,000    South Pittsburgh Tennessee, Industrial
                Development, Lodge Manufacturing
                Co. Project, FRDN, Rev., 3.45%,
                09/02/98                                    900,000
                                                         ----------
                                                         23,220,000
                                                         ----------

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Iissuer                                     Value
--------------------------------------------------------------------
State & Municipal Obligations -- (continued)
--------------------------------------------------------------------
            Texas -- 16.6%
$4,000,000    Austin, Texas, Airport Systems, Series
                A, FRDN, Rev., 3.25%, 09/02/98          $4,000,000
 5,120,000    Austin, Texas, Utility System, Series
                A, Rev., 7.80%, 11/15/98                 5,264,450
 4,250,000    Bell County, Texas, Health Facilities
                Development Corp., Southern
                Healthcare Systems, Project C,
                FRDN, Rev., 3.30%, 09/03/98              4,250,000
 2,000,000    Bell County, Texas, IDA, Franklin
                Industries, FRDN, 3.28%, 09/03/98        2,000,000
11,400,000    Bexar County, Texas, Housing
                Finance Corp., Multifamily
                Housing, Shallow Creek
                Apartments Project, FRDN, Rev.,
                3.80%, 09/03/98                         11,400,000
 1,245,000    Brazos, Texas, Higher Education
                Authority, Inc., Series A-1, FRDN,
                Rev., 5.50%, 12/01/98                    1,250,694
19,600,000    Carroll, Texas, Independent School
                District, FRDN, GO, 3.35%,
                09/02/98                                19,600,000
 3,615,000    Dallas County, Texas, Series C, GO,
                3.70%, 06/15/99                          3,615,000
              Dallas-Fort Worth, Texas, Regional
                Airport,
   300,000      Series A-CR-103, Rev., 3.75%,
                  11/01/98                                 300,000
 4,000,000      Series A-CR-104, Rev., 3.75%,
                  11/01/98                               4,000,000
 5,065,000      Series A-CR-105, Rev., 3.75%,
                  11/01/98                               5,065,000
 1,000,000      Series A-CR-107, Rev., 3.75%,
                  11/01/98                               1,000,000
 6,300,000    Denton City, Texas, IDR, Hydro
                Conduit Corp., FRDN, Rev.,
                3.40%, 09/02/98                          6,300,000
12,500,000    Greater East Texas, Higher Education,
                Series B, Rev., 3.80%, 05/01/99         12,500,000

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount     Issuer                                       Value
---------------------------------------------------------------------
State & Municipal Obligations -- (continued)
---------------------------------------------------------------------
              Greater Texas Student Loan Corp.,
                Student Loan,
$6,000,000      Series A, FRDN, GO, 3.60%,
                  09/03/98                                $6,000,000
 4,250,000      Series B, FRDN, GO, 3.80%,
                  09/03/98                                 4,250,000
 3,000,000    Guadalupe Blanco River Authority,
                Texas IDC, IDR, The BOC Group
                Inc. Project, FRDN, Rev., 3.35%,
                09/03/98                                   3,000,000
              Harris County, Texas, Health Facilities
                Development Corp., St. Luke's
                Episcopal Hospital,
 6,800,000      Series A, FRDN, Rev., 3.65%,
                  09/01/98                                 6,800,000
10,000,000      Series B, FRDN, Rev., 3.65%,
                  09/01/98                                10,000,000
 7,575,000    Harris County, Texas, Housing
                Finance Corp., Multifamily
              Housing, Mills Apartment Project,
                FRDN, Rev., 3.40%, 09/02/98                7,575,000
10,000,000    Harris County, Texas, Sub-Lien Toll
                Road, Series C, FRDN, Rev.,
                3.20%, 09/01/98                           10,000,000
11,800,000    Harris County, Texas, Highway
                Improvements, Toll Road, Series F,
                FRDN, Rev., 3.20%, 09/03/98               11,800,000
 3,700,000    Katy, Texas, Independent School
                District, Series A, FRDN, GO
                3.20%, 09/03/98                            3,700,000
 5,290,000    Lower Neches Valley Authority, Texas,
                NRTC Project, Rev., 3.88%,
                11/01/98                                   5,290,300
 3,600,000    Midland, Texas, Independant School
                District, FRDN, GO, 3.20%,
                09/03/98                                   3,600,000
 7,800,000    Plano, Texas, Independent School
                District, School Improvements,
                FRDN, GO, 3.65%, 03/04/99                  7,800,000

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
 Amount        Issuer                                   Value
---------------------------------------------------------------------
State & Municipal Obligations -- (continued)
---------------------------------------------------------------------
$12,400,000    Port Corpus Christi Authority, Texas,
                 Mueces County Marine Terminal,
                 Reynolds Metals Co., FRDN, Rev.,
                 3.60%, 09/02/98                        $12,400,000
  4,900,000    Richardson, Texas, Independent
                 School District, Series A, FRDN,
                 GO, 3.20%, 09/03/98                      4,900,000
  8,000,000    San Angelo, Texas, Independent
                 School District, FRDN, GO,
                 3.35%, 09/02/98                          8,000,000
  4,100,000    San Antonio, Texas, Housing Finance
                 Corp., Eagles Nest Apartments
                 Project, FRDN, Rev., 3.40%,
                 09/03/98                                 4,100,000
  7,500,000    Texas State, Series A, BAN, 6.50%,
                 10/01/98                                 7,517,700
  4,015,000    Texas State, University Systems,
                 Financing Systems, Series B, Rev.,
                 4.50%, 03/15/99                          4,033,027
 10,000,000    University of Texas, Rev., 3.60%,
                 10/15/98                                10,000,000
                                                        -----------
                                                        211,311,171
                                                        -----------
             Utah -- 1.3%
 10,000,000    Intermountain Power Agency, Utah,
                 Power Supply, Series F, FRDN,
                 Rev., 3.45%, 09/15/98                   10,000,000
  4,000,000    Salt Lake City, Utah, GO, 4.00%,
                 12/15/98                                 4,003,321
  2,500,000    Weber County, Utah, Series A, TAN
                 3.68%, 12/31/98                          2,500,632
                                                        -----------
                                                         16,503,953
                                                        -----------
             Virginia -- 0.1%
  1,000,000    Henrico County, Virginia, GO,
                 6.80%, 10/01/98                          1,014,855
                                                        -----------

                         See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
 Amount      Issuer                                  Value
------------------------------------------------------------------
State & Municipal Obligations -- (continued)
------------------------------------------------------------------
             Washington -- 1.5%
$12,150,000    Eagle Tax Exempt Trust, Weekly
                 Option Mode, Certificate, Series
                 98-4704, Class A, FRDN, Rev.,
                 3.63%, 09/03/98                     $12,150,000
  5,800,000    Port Seattle, Washington, IDC,
                 Alaska Airlines Inc., FRDN, Rev.,
                 3.55%, 09/02/98                       5,800,000
  1,600,000    Redmond, Washington, Public Corp.
                 Industrial Revenue, Integrated
                 Circuits Project, FRDN, Rev.,
                 3.25%, 09/03/98                       1,600,000
                                                     -----------
                                                      19,550,000
                                                     -----------
             Wisconsin -- 1.2%
  6,500,000    Byron, Wisconsin, IDR, Ocean Spray
                 Inc., FRDN, 3.35%, 09/01/98           6,500,000
  1,000,000    Fairwater, Wisconsin, IDR, Dean
                 Foods Co. Project, FRDN, Rev.,
                 3.35%, 09/03/98                       1,000,000
  2,000,000    Menomonee Falls, Wisconsin, IDA,
                 Butler Paper Co. Project, FRDN,
                 Rev., 3.35%, 09/03/98                 2,000,000
  1,000,000    Milwaukee, Wisconsin, Metropolitan
                 Sewer District, Series A, GO,
                 6.50%, 10/01/98                       1,002,170
               Wisconsin, State Health &
                 Educational Facilities,
    600,000      Alverno College Project, FRDN,
                   Rev., 3.70%, 09/01/98                 600,000
  4,500,000      Wheaton Franciscan Services,
                   FRDN, Rev., 3.22%, 09/03/98         4,500,000
                                                     -----------
                                                      15,602,170
                                                     -----------
             Wyoming -- 0.1%
  1,800,000    Green River, Wyoming, PCR, Texas
                 Gulf Project, FRDN, Rev., 3.55%,
                 09/03/98                              1,800,000
------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                              Value
------------------------------------------------------------------
State & Municipal Obligations -- (continued)
------------------------------------------------------------------
              Total State & Municipal
              Obligations --
              (Cost $1,258,488,299)               $1,258,488,299
------------------------------------------------------------------
 Shares
------------------------------------------------------------------
Money Market Funds -- 2.2%
------------------------------------------------------------------
24,180,000     AIM Tax Free Investment Trust          24,180,000
 4,415,000     Provident Municipal Money Market
                Fund                                   4,415,000
                                                  --------------
              Total Money Market Funds
              (Cost $28,595,000)                      28,595,000
------------------------------------------------------------------
              Total Investments -- 100.9%
              (Cost $1,287,083,299)**             $1,287,083,299
------------------------------------------------------------------

                       See notes to financial statements.

                Chase Vista New York Tax Free Money Market Fund
                             as of August 31, 1998
                                  (unaudited)

Fund Facts


            Objective   High current tax free income consistent
                        with capital preservation*
  Primary investments   New York short-term municipal obligations
 Suggested investment
           time frame   Short-term
Share classes offered   Vista Shares
           Net assets   $1.4 Billion
     Average maturity   61 days
           S&P Rating   Not rated
       Moody's Rating   Not rated
          NAIC Rating   Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.




Maturity Schedule

1-7 days ...................... 67.82%
8-30 days .....................  5.79%
31-90 days ....................  5.79%
91-180 days ...................  3.27%
181-270 days ..................  4.50%
271+ days ..................... 12.83%

                Chase Vista New York Tax Free Money Market Fund
                             as of August 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART]


Investments      (97.5%)
Cash/Other        (2.5%)

[END PIE CHART]

Yields

                        7-Day                   Taxable
                      SEC Yield(1)          Equivalent Yield(2)
Vista Shares            2.74%                   5.11%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

1 The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.62%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

2 Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.43%

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998


Principal
  Amount     Issuer                                       Value
------------------------------------------------------------------
             Bond Anticipation Notes -- 4.0%
             -------------------------------
$4,000,000     Albany, New York, City School
                 District, 4.00%, 12/04/98                $4,001,978
 5,000,000     Bedford, New York, Central School
                 District, 4.25%, 12/17/98                 5,007,050
 3,600,000     Clarence, New York, 4.25%, 12/18/98         3,603,578
 2,325,000     Elmira City, New York, 4.00%, 05/18/99      2,331,396
 6,200,335     Geneva, New York, Series A, 4.00%,
                 06/03/99                                  6,210,199
 4,300,000     Livingston County, New York,
                 4.00%, 03/05/99                           4,308,829
 4,000,000     Monroe County, New York, 4.00%,
                 07/23/99                                  4,013,750
 5,000,000     Oswego County, New York, 4.00%,
                 05/06/99                                  5,005,854
 2,310,000     South Glens Falls, New York, Central
                 School District, 4.00%, 07/15/99          2,316,791
 6,300,000     Sullivan County, New York, 4.00%,
                 03/19/99                                  6,308,358
 4,325,000     Ulster County, New York, 4.25%,
                 05/14/99                                  4,336,635
 8,000,000     Union Endicott, New York, Central
                 School District, 4.00%, 06/22/99          8,015,465
                                                          ----------
             Total Bond Anticipation Notes                55,459,883
             (Cost $55,459,883)                           ----------

             Commercial Paper -- 11.9%
             -------------------------
 5,000,000     Long Island Power Authority,
                 New York, Electric Systems 3.70%,
                 09/09/98                                  5,000,000
11,500,000     Municipal Assistance Corporation,
                 New York City, New York, 3.45%,
                 09/04/98                                 11,500,000
               New York City, Municipal Water
                 Financing Authority Water &
                 Sewer Systems,
10,100,000       Series 3, 3.55%, 09/08/98                10,100,000
 8,800,000       Series 4, 3.60%, 11/05/98                 8,800,000
14,000,000       Series 5, 3.55%, 10/19/98                14,000,000

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)

Principal
  Amount      Issuer                                Value
---------------------------------------------------------------
              New York City, New York,
$9,800,000      Series 1997 A, 3.50%, 09/23/98      $ 9,800,000
 1,000,000      Series 97-A, 3.40%, 09/14/98          1,000,000
 3,600,000      Series H3, 3.35%, 09/01/98            3,600,000
 1,000,000      Series H3, 3.40%, 09/23/98            1,000,000
 1,000,000      Series H3, 3.45%, 02/04/99            1,000,000
 2,300,000      Series H3, 3.50%, 02/04/99            2,300,000
 8,000,000      Series H3, 3.60%, 09/09/98            8,000,000
10,000,000      Series H3, 3.70%, 11/23/98           10,000,000
 2,000,000      Series H4, 3.55%, 09/23/98            2,000,000
 1,500,000      Series H4, 3.60%, 09/09/98            1,500,000
 2,700,000      Series H6, 3.45%, 02/04/99            2,700,000
 1,200,000      Series H6, 3.45%, 11/06/98            1,200,000
 4,000,000      Series J2, 3.65%, 10/30/98            4,000,000
 3,500,000      Series J2, 3.40%, 09/23/98            3,500,000
10,000,000      Series J3, 3.40%, 09/14/98           10,000,000
 4,000,000      Series U, 3.45%, 09/08/98             4,000,000
11,600,000      Series U, 3.45%, 09/09/98            11,600,000
              New York State, Environmental
                Facilities,
 3,000,000      Series 1997 A, 3.35%, 09/01/98        3,000,000
 4,000,000      Series 1998 A, 3.65%, 09/03/98        4,000,000
              New York State, Power Authority,
14,800,000      Series 2, 3.45%, 09/02/98            14,800,000
10,000,000      Series 2, 3.60%, 10/08/98            10,000,000
 5,000,000      Series 2, 3.65%, 09/03/98             5,000,000
                                                    -----------
            Total Commercial Paper                  163,400,000
            (Cost $163,400,000)                     -----------

            General Obligations -- 0.7%
            ---------------------------
   850,000    Buffalo, New York, General
                Improvement, Series A, 3.70%,
                02/01/99                                850,000
   664,000    Dunkirk, New York, School District,
                4.30%, 03/01/99                         665,918
 3,300,000    New York City, New York, Series E,
                4.70%, 02/15/99                       3,316,628
 1,325,000    Nyack, New York, Union Free School
                District, 4.00%, 12/15/98             1,326,664

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                    Value
----------------------------------------------------------------
$  960,000    Oneida County, New York, 4.00%,
                03/15/99                              $  961,284
 2,020,000    Suffolk County, New York, Series B,
                4.50%, 11/01/98                        2,022,283
                                                      ----------
            Total General Obligations                  9,142,757
            (Cost $9,142,757)                         ----------

            Revenue Anticipation Notes -- 5.3%
            ----------------------------------
 7,000,000    Binghamton, New York, Central
                School District, 4.00%, 10/01/98       7,001,979
11,600,000    Board of Cooperative Educational
                Services, New York, Sole
                Supervisory District, Series B,
                4.00%, 06/29/99                       11,627,734
 2,600,000    Chittenango, New York, Central
                School District, 4.00%, 06/25/99       2,606,728
 1,740,000    Homer, New York, Central School
                District, 4.00%, 06/29/99              1,744,838
 2,200,000    Mexico, New York, Central School
                District, 4.00%, 06/23/99              2,203,414
25,000,000    Nassau County, New York, Series C,
                4.00%, 04/13/99                       25,064,393
18,000,000    Syracuse, New York, Series B, 4.50%,
                10/30/98                              18,021,453
 4,348,000    Waverly, New York, Central School
                District, 4.00%, 06/25/99              4,359,246
                                                      ----------
            Total Revenue Anticipation Notes          72,629,785
            (Cost $72,629,785)                        ----------

            Revenue Bonds -- 3.0%
            ---------------------
 2,000,000    Albany, New York, Parking Authority,
                6.88%, 11/01/98                        2,010,266
              Municipal Assistance Corp. for City
                of New York, New York,
 1,000,000      Series 67, 7.63%, 07/01/99             1,051,677
 1,750,000      Series 68, 7.00%, 07/01/99             1,797,031
16,500,000      Series J, 5.50%, 07/01/99             16,736,641

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                   Value
----------------------------------------------------------------
              New York City, New York, Municipal
                Water Finance Authority, Water &
                Sewer,
$1,710,000      Series A, 6.75%, 06/15/99            $1,775,490
 2,000,000      Series A, 7.38%, 06/15/99             2,086,924
              New York State, Dorm Authority,
 5,775,000      Long Island Medical Center,
                Series A, 7.75%, 09/28/98             5,907,140
 2,000,000      State University Educational,
                Series A, 7.13%, 05/15/99             2,084,263
 1,255,000    New York State, Housing Finance
                Agency, State University
                Construction Project, Series A,
                8.10%, 11/01/98                        1,289,158
 1,560,000    New York State, Medical Care
                Facilities Finance Agency, 7.40%,
                02/15/99                               1,617,655
 3,990,000    New York State, Thruway Authority,
                Service Contract, Local Highway &
                Bridge Transportation Fund, Series
                A, 4.75%, 04/01/99                     4,017,096
 1,150,000    Triborough Bridge & Tunnel
                Authority, New York, Series 0,
                7.40%, 01/01/99                        1,181,230
                                                      ----------
            Total Revenue Bonds                       41,554,571
            (Cost $41,554,571)                        ----------

            Tax Anticipation Notes -- 9.9%
            ------------------------------
10,000,000    Brentwood, New York, Union Free
                School District, 4.00%, 06/30/99      10,031,901
 6,000,000    Clarence, New York, Central School
                District, 4.00%, 06/30/99              6,016,770
 1,000,000    Half Hollow Hills, New York, Central
                School District, Huntington &
                Babylon Counties, 3.90%,
                06/25/99                               1,002,750
 6,000,000    Haverstraw Stoney Point, New York,
                Central School District, 4.00%,
                04/30/99                               6,017,342

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                     Value
-------------------------------------------------------------------
$1,000,000    Herricks, New York, Union Free
                School District, 4.00%, 06/29/99       $ 1,003,502
 8,000,000    Huntington, New York, Union Free
                School District, 4.00%, 06/29/99         8,028,800
16,000,000    Lindherst, New York, Union Free
                School District, 4.00%, 06/24/99        16,040,084
 2,500,000    Middletown, New York, Series A,
                3.90%, 02/26/99                          2,503,292
 4,000,000    Mount Sinai, New York, Union Free
                School District, 4.00%, 06/30/99         4,012,757
15,000,000    Nassau County, New York, Series C,
                +, 4.25%, 12/22/98                      15,022,801
 7,000,000    North Babylon, New York, Union
                Free School District, 4.00%,
                06/29/99                                 7,016,524
 6,000,000    Northport-East Northport, New York,
                Union Free School District, 4.00%,
                06/30/99                                 6,018,873
                Oceanside, New York, Union Free
                School District, +,
 9,000,000      3.75%, 06/25/99                          9,010,601
 2,900,000      3.90%, 06/25/99                          2,906,832
 1,000,000      4.00%, 06/25/99                          1,003,138
 2,000,000    Patchogue-Medford, New York,
                Union Free School District, 3.78%,
                06/29/99                                 2,002,872
10,000,000    Riverhead, New York, Central School
                District, 3.75%, 06/25/99               10,005,467
 8,000,000    Smithtown, New York, Central
                School District, 3.90%, 06/25/99         8,018,833
 5,000,000    Suffolk County, New York, Series II,
                4.50%, 09/10/98                          5,000,795
12,660,000    Valley Stream, New York, Central High
                School District, 4.00%, 06/30/99        12,679,967
 3,000,000    West Islip, New York, Union Free
                School District, 4.00%, 06/30/99         3,008,363
                                                       -----------
            Total Tax Anticipation Notes               136,352,264
            (Cost $136,352,264)                        -----------

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount    Issuer                                      Value
------------------------------------------------------------------
            Floating Rate Demand Notes -- 63.8%
            -----------------------------------
$  810,000    Albany, New York IDA, Newkirk
                Productions Inc. Project, Series A,
                3.15%, 09/03/98                         $  810,000
   900,000    Anaheim, California, 1993
                Referendum Projects, 2.25%,
                09/03/98                                   900,000
 1,900,000    Babylon, New York, IDA, Edwin
                Verger/Lambro Industries, 3.15%,
                09/03/98                                 1,900,000
 1,200,000    Broome County, New York, IDA,
                Binghamton Realty Project, 3.00%,
                09/03/98                                 1,200,000
   300,000    California Health Facilities Financing
                Authority, Floating-Pooled Loan
                Program, Series B, 2.40%,
                09/03/98                                   300,000
              California State Economic Development
                Financing Authority, IDR,
   600,000      California Independent Systems
                 Project, Series A, 3.50%, 09/03/98        600,000
 2,000,000      Standard Abrasives Manufacturing
                 Project, 2.90%, 09/03/98                2,000,000
   410,000    California Statewide Communities
                Development Corp., IDR, Evapco
                Inc. Project, 2.80%, 09/01/98              410,000
   800,000    California State, Pollution Control
                Financing Authority, Pollution
                Control, Pacific Gas & Electric,
                Series B, 2.45%, 09/03/98                  800,000
              Dutchess County, New York, IDA,
 2,740,000      Laerdal Medical Corp., Project,
                 3.45%, 09/03/98                         2,740,000
 1,820,000      MR Association Facility, 3.20%,
                 09/03/98                                1,820,000
              Eagle Tax Exempt Trust, Weekly
                 Option Mode,
10,000,000       Series 94-3203, Class A, # 3.36%,
                   09/03/98                             10,000,000

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                    Value
-------------------------------------------------------------------
$8,805,000      Series 94-3205, Class A, 3.36%,
                  09/03/98                              $8,805,000
 9,910,000      Series 94-3208, Class A, 3.36%,
                  09/03/98                               9,910,000
13,800,000      Series 95-3203, Class A, 3.36%,
                  09/03/98                              13,800,000
14,850,000      Series 96-3208, Class A, 3.36%,
                  09/03/98                              14,850,000
 7,000,000      Series 96-3202, Class A, 3.36%,
                  09/03/98                               7,000,000
11,000,000      Series 96C-3203, Class A,
                  3.36%, 09/03/98                       11,000,000
              Erie County, New York, Water
                Authority,
 2,700,000      Series A, 2.80%, 09/03/98                2,700,000
   400,000      Series B, 2.80%, 09/03/98                  400,000
   860,000    Glens Falls, New York, IDA, Rev.,
                Broad Street Center Project,
                3.20%, 09/03/98                            860,000
 3,280,000    Great Neck North, New York, Water
                Authority, Water System, Series A,
                3.05%, 09/03/98                          3,280,000
   300,000    Guilderland, New York, IDA,
                Northeastern Industrial Park, Series
                A, 3.00%, 09/03/98                         300,000
 3,000,000    Hempstead, New York, IDA, Trigen-
                Nassau Energy Corp., 3.10%,
                09/03/98                                 3,000,000
 2,000,000    Islip, New York, IDA, Brentwood
                Distributor Co. Facility, 3.20%,
                09/03/98                                 2,000,000
 1,400,000    Lewis County, New York, IDA,
                Climax Manufacturing Co. Project,
                3.15%, 09/03/98                          1,400,000
   300,000    Lincoln County, Wyoming, PCR,
                Exxon Project, Series C, 3.65%,
                09/03/98                                   300,000

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


 Principal
  Amount       Issuer                                 Value
----------------------------------------------------------------
               Long Island Power Authority,
                 New York State, Electric Systems,
$ 6,800,000      Series 1, 3.15%, 09/03/98            $6,800,000
    900,000      Series 6, 3.60%, 09/01/98               900,000
  5,300,000      Series 43A, 3.41%, 09/03/98           5,300,000
  1,100,000      Series 43B, 3.41%, 09/03/98           1,100,000
  5,300,000      Series 43C, 3.41%, 09/03/98           5,300,000
  5,300,000      Series 43D, 3.41%, 09/03/98           5,300,000
  5,300,000      Series 43F, 3.73%, 09/03/98           5,300,000
  3,900,000      Series 43G, 3.41%, 09/03/98           3,900,000
  4,000,000    Long Island Power Authority, New
                 York State, Municipal Securities
                 Trust Certificates 1998-52,
                 Class A, 3.45%, 09/03/98               4,000,000
               Long Island Power Authority, New
                 York, Municipal Securities Trust
                 Certificates,
  9,645,000      Series 1998-53, Class A, 3.45%,
                   09/03/98                             9,645,000
  4,130,000      Series 1998-56, Class A, 3.60%,
                   09/03/98                             4,130,000
    300,000    Los Angeles California Community
                 Redevelopment Agency, 2.50%,
                 09/03/98                                 300,000
    700,000    Los Angeles County, California,
                 Pension Obligation, Series B,
                 2.25%, 09/03/98                          700,000
               Metropolitan Transportation
                 Authority, New York,
  3,000,000      Commuter Facilities, Municipal
                   Securities Trust Receipt, Series
                   SAK 4, 3.40%, 09/03/98               3,000,000
  6,195,000      Commuter Facilities, PT 1052A,
                   3.43%, 09/03/98                      6,195,000
  1,945,000      Transit Facilities, Series PA 356,
                   3.43%, 09/03/98                      1,945,000
               Monroe County, New York, IDA,
  3,775,000      Columbia Sussex Corp., 5.00%,
                   09/03/98                             3,774,059

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


 Principal
  Amount       Issuer                                Value
---------------------------------------------------------------
$ 3,800,000      Public Improvement, Canal Ponds
                 Park, Series D, 3.20%, 09/03/98     $3,800,000
    400,000    Montgomery, New York, IDA, Service
                 Merchandise Co., 3.55%, 09/03/98       400,000
  1,000,000    M-S-R Public Power Agency,
                 California, San Juan Project,
                 Series G, 2.45%, 09/03/98            1,000,000
  2,300,000    Nassau County, New York, IDA,
                 Civic Facilities, Cold Spring
                 Harbor Lab Project, 3.55%,
                 09/01/98                             2,300,000
  6,550,000    New York City, City Transitional
                 Finance Authority, Municipal
                 Securities Trust Receipts, Series
                 SGA 74, 3.75%, 09/01/98              6,550,000
               New York City, City Trust for
                 Cultural Resource Recovery,
  3,700,000      American Museum of Natural
                   History, Series B, 2.80%,
                   09/03/98                           3,700,000
  2,672,000      Carnegie Hall, 3.40%, 09/03/98       2,672,000
  3,325,000      Solomon R. Guggenheim, Series B,
                   3.50%, 09/01/98                    3,325,000
  2,700,000    New York City, Health & Hospital
                 Corp., Health Systems, Series A,
                 2.80%, 09/03/98                      2,700,000
               New York City, Housing
                 Development Corp., Multifamily
                 Housing,
  5,900,000      Columbus Apartments, Series A,
                   2.85%, 09/03/98                    5,900,000
  2,100,000      Columbus Apartments, Series A,
                   3.05%, 09/03/98                    2,100,000
  9,200,000      James Tower, 3.20%, 09/03/98         9,200,000
  6,950,000        Parkgate Tower, Series 1, 3.15%,
                   09/03/98                           6,950,000
  5,000,000      Rent Housing, Carnegie Park,
                   Series A, 2.85%, 09/03/98          5,000,000

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                     Value
--------------------------------------------------------------------
$1,500,000      Rent Housing, Columbus Green,
                  Series A, 2.85%, 09/03/98              $1,500,000
10,500,000      400 West 59th, Series A-1, 3.15%,
                  09/03/98                               10,500,000
 6,450,000      Special Obligation, Upper 5th Ave.
                  Project, Series A, 2.95%, 09/03/98      6,450,000
              New York City, IDA,
 2,800,000      Civil Facility, Calhoun School Inc.
                  Project, 2.90%, 09/03/98                2,800,000
 1,500,000      Civil Facility, National Audubon
                  Society, 3.50%, 09/01/98                1,500,000
   450,000      Series D, 2.95%, 09/03/98                   450,000
   700,000      Series D, 2.95%, 09/03/98                   700,000
   450,000      Series F, Marion Glass and
                  Window Shade Corp., 2.95%,
                  09/03/98                                  450,000
   450,000      Series G, Monarch Construction
                  Corp., 2.95%, 09/03/98                    450,000
   700,000      Series I, 2.95%, 09/03/98                   700,000
   350,000      Series N, Spreading Machine
                  Exchange, Inc., 2.95%, 09/03/98           350,000
23,000,000      Special Facilities, Korean Air Lines,
                  Co., Series A, 3.00%, 09/03/98         23,000,000
 3,800,000      Videotape Inc., Project, 3.20%,
                  09/03/98                                3,800,000
              New York City, Municipal Assistance
                Corp.,
15,500,000      Sub. Series K-2, 2.75%, 09/03/98         15,500,000
12,700,000      Sub. Series L, 2.75%, 09/03/98           12,700,000
12,000,000    New York City, Municipal Assistance
                Corp., Tender Option Certificates,
                3.30%, 09/03/98                          12,000,000
              New York City, Municipal Securities
                Trust Receipts,
 9,000,000      Series SAK 1, 3.40%, 09/03/98             9,000,000
 8,705,000      Series SGA 63, 3.75%, 09/01/98            8,705,000
   800,000      Series SGB 33, 3.46%, 09/03/98              800,000

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)

Principal
  Amount       Issuer                                    Value
---------------------------------------------------------------------
               New York City, Municipal Water
                 Financing Authority Water &
                 Sewer Systems,
$28,200,000      Municipal Securities Trust Receipts,
                   Series 26, +, 3.46%, 09/03/98         $28,200,000
  7,255,000      Municipal Securities Trust Receipts,
                   Series SGA 13, 3.39%, 09/03/98          7,255,000
 12,890,000      Municipal Securities Trust Receipts,
                   Series SGB 25, 3.46%, 09/03/98         12,890,000
  3,700,000      Municipal Securities Trust Receipts,
                   Series SGB 27, 3.46%, 09/03/98          3,700,000
  1,800,000      Series 5, 3.60%, 09/03/98                 1,800,000
  2,980,000      Series C, 3.65%, 09/01/98                 2,980,000
  3,100,000      Series C, 3.65%, 09/01/98                 3,100,000
               New York City, New York,
 11,475,000      Series A-9, 3.05%, 09/03/98              11,475,000
  5,000,000      Series A, 3.40%, 09/03/98                 5,000,000
  1,900,000      Series B through Sub-Series B-4,
                   3.65%, 09/01/98                         1,900,000
 12,900,000      Series B through Sub-Series B-10,
                   2.85%, 09/03/98                        12,900,000
  2,000,000      Series B through Sub-Series B-7,
                   3.65%, 09/03/98                         2,000,000
 11,800,000      Series B through Sub-Series B-8,
                   2.85%, 09/03/98                        11,800,000
  6,000,000      Series D, 3.15%, 09/03/98                 6,000,000
 17,300,000      Series D, 3.36%, 09/01/98                17,300,000
  8,500,000      Series F-6, 3.20%, 09/03/98               8,500,000
 10,000,000      Series PT 1038, 3.46%, 09/03/98          10,000,000
  8,015,000      Sub-Series A-6, 3.05%, 09/03/98           8,015,000
  1,400,000      Sub-Series A-8, 3.65%, 09/01/98           1,400,000
  2,370,000      Sub-Series A-8, 3.65%, 09/01/98           2,370,000
  4,900,000      Sub-Series B8, 2.85%, 09/02/98            4,900,000
  8,800,000      Sub-Series E2, 3.30%, 09/01/98            8,800,000
  1,000,000      Sub-Series E-5, 3.50%, 09/01/98           1,000,000
    400,000      Sub-Series E-5, 3.50%, 09/01/98             400,000
               New York State, Dorm Authority,
                 Municipal Securities Trust Receipts,
 10,000,000      Series A13, Reg D, 3.60%, 09/03/98       10,000,000

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)

Principal
  Amount      Issuer                                 Value
-----------------------------------------------------------------
$9,500,000    New York State, Dorm Authority,
                Series A14, 3.41%, 07/01/08          $9,500,000
 2,865,000      Series AK 17, 3.40%, 09/03/98         2,865,000
 5,500,000      Series 28, 3.60%, 09/03/98            5,500,000
 5,515,000      Series PA 279, 3.43%, 09/03/98        5,515,000
 4,380,000      Series PA 390, 3.37%, 09/03/98        4,380,000
16,600,000      Wagner College, 3.00%, 09/02/98      16,600,000
              New York State, Energy Research &
                Development Authority, Gas
                Facilities,
 4,100,000      Brooklyn Union Gas Project, Series
                  A-1, 3.05%, 09/03/98                4,100,000
 8,100,000      Brooklyn Union Gas Project, Series
                  A-2, 3.00%, 09/03/98                8,100,000
14,500,000      Brooklyn Union Gas Project, Series
                  A-3, 3.20%, 09/03/98               14,500,000
              New York State, Energy Research &
                Development Authority, PCR,
 5,600,000      Central Hudson Gas & Electric
                  Co. Series B, 2.85%, 09/03/98       5,600,000
 3,500,000      Central Hudson Gas & Electric,
                  Co. Series B, 3.00%, 09/03/98       3,500,000
10,600,000      Hudson Gas & Electric Co.,
                  3.00%, 09/03/98                    10,600,000
 1,700,000      New York State Electric & Gas,
                  Series B, 3.65%, 09/03/98           1,700,000
 2,300,000      New York State Electric & Gas,
                  Series C, 3.55%, 09/01/98           2,300,000
 2,200,000      Niagara Mohawk Power Corp.,
                  Project A, 3.50%, 09/01/98          2,200,000
12,100,000      Orange & Rockland Project,
                  Series A, 2.80%, 09/03/98          12,100,000
 3,300,000      Orange & Rockland Utilities,
                  Series A, 2.80%, 09/03/98           3,300,000
 3,000,000      Rochester Gas & Electric Corp.,
                  Series B, 3.05%, 09/03/98           3,000,000
14,100,000        Series C, 2.80%, 09/03/98          14,100,000

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)

Principal
  Amount      Issuer                                   Value
------------------------------------------------------------------
$1,200,000    New York State, Environmental
                Facilities Corp., Resource Recovery,
                OFS Equity Huntington Project,
                3.70%, 09/03/98                        $1,200,000
              New York State, Housing Finance
                Agency,
 1,060,000      Multifamily Mortgage, Series E,
                  3.00%, 09/03/98                       1,060,000
13,200,000      Normandte Court II, Series A,
                  3.00%, 09/03/98                      13,200,000
 5,150,000      Residential Insured, Series A,
                  3.00%, 09/03/98                       5,150,000
10,000,000      Tribeca Landing Housing, Series A,
                  2.95%, 09/03/98                      10,000,000
12,700,000      Tribeca Park Housing, Series A,
                  2.95%, 09/03/98                      12,700,000
 5,000,000      Union Square South Housing,
                  2.95%, 09/03/98                       5,000,000
              New York State, Job Development
                Authority,
 2,000,000      Series A-1 through A-42, 3.63%,
                  09/01/98                              2,000,000
 4,000,000      Series B-1 through B-21, 3.35%,
                  09/01/98                              4,000,000
 1,000,000      Series B-1 through B-9, 3.25%,
                  09/01/98                              1,000,000
   900,000      Special Purpose Series A-1 through
                  A-25, 3.70%, 09/01/98                   900,000
              New York State, Local Government
                Assistance Corp.,
28,890,000      Series A, 2.85%, 09/03/98              28,890,000
 1,000,000      Series B, 2.75%, 09/03/98               1,000,000
10,800,000      Series B, 2.75%, 09/03/98              10,800,000
11,700,000      Series D, 3.00%, 09/03/98              11,700,000
 4,800,000      Series E, 3.00%, 09/03/98               4,800,000
 5,680,000      Series F, 2.80%, 09/03/98               5,680,000
22,600,000      Series G, 2.75%, 09/03/98              22,600,000
 2,000,000      Trust Receipts, Series 22, 3.60%,
                  09/03/98                              2,000,000

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount       Issuer                                 Value
-----------------------------------------------------------------
$ 4,600,000      Trust Receipts, Series 27, Reg D,
                   3.60%, 09/03/98                    $4,600,000
               New York State, Medcare Facilities
                 Finance Agency,
  1,800,000      Trust Receipts, Series PT-100,
                   3.75%, 09/01/98                     1,800,000
  4,000,000      New York Hospital, Series A,
                   3.36%, 09/02/98                     4,000,000
  2,200,000      Series 24, 3.75%, 09/03/98            2,200,000
  2,800,000    New York State, Mortgage Agency,
                 Trust Receipts, Series 24, 3.75%,
                 09/03/98                              2,800,000
  7,900,000    New York State, Thruway Authority,
                 Series PA 272, 3.43%, 09/03/98        7,900,000
  7,500,000    Niagara Falls, New York, Bridge
                 Commission, Series A, 2.80%,
                 09/03/98                              7,500,000
    500,000    Orange County, California,
                 Apartment Development, Jess L.
                 Frost, Issue B, 2.70%, 09/03/98         500,000
  2,950,000    Port Authority of New York & New
                 Jersey, Equipment Notes, Series 3,
                 3.25%, 09/03/98                       2,950,000
  1,200,000    Puerto Rico Commonwealth,
                 Government Development Bank,
                 2.50%, 09/03/98                       1,200,000
  1,900,000    Puerto Rico Industrial, Medical, &
                 Environmental, Higher
                 Education--Ana G. Mendez
                 Educational Foundation, 3.50%,
                 09/03/98                              1,900,000
    900,000    Rockland County, New York, IDA, X
                 Products Corp. Project, 3.35%,
                 09/03/98                                900,000
    300,000    San Bernardino County, California,
                 County Center Refinancing Project,
                 2.30%, 09/03/98                         300,000

                         See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount      Issuer                                      Value
---------------------------------------------------------------------
$2,500,000    San Jose, California, Multifamily
                Housing, Almaden Lake Village
                Apartments, Series A, 2.50%,
                09/03/98                                  $2,500,000
 1,000,000    Santa Clara County, California,
                El Camino California Hospital
                District, Hospital Facilities
                Authority, Valley Medical Center
                Project, Series A, 2.50%, 09/03/98         1,000,000
   800,000    Southern California, Public Power
                Authority, Transmission Project,
                Southern Transmission, 2.25%,
                09/03/98                                     800,000
 5,200,000    Suffolk County, New York, IDA,
                Nissequogue Cogen Partners,
                3.00%, 09/03/98                            5,200,000
 5,750,000    Suffolk County, New York, Series PA
                273, 3.43%, 09/03/98                       5,750,000
 2,400,000    Suffolk County, New York, Water
                Authority, 2.90%, 09/03/98                 2,400,000
 3,380,000    Syracuse, New York, IDA Civic Facility,
                Multi-Modal Syracuse University
                Project, 3.50%, 09/03/98                   3,380,000
                Triborough Bridge & Tunnel
                Authority of New York,
10,100,000      Special Obligation, 2.80%,
                  09/03/98                                10,100,000
   500,000      Series PA 200, 3.43%, 09/03/98               500,000
   375,000    Walnut, California Improvement
                Agency, IDA, IDR, Fairway Molds
                Project, 2.75%, 09/03/98                     375,000
              Yonkers, New York, IDA,
 1,500,000      Civic Facilities, Consumers Union
                Facility, 3.00%, 09/03/98                  1,500,000
   700,000      Civic Facilities, Consumers Union
                Facility, 3.00%, 09/03/98                    700,000

                       See notes to financial statements.

Chase Vista New York Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)

Principal
  Amount       Issuer                                 Value
--------------------------------------------------------------------
$ 8,100,000      Civic Facilities, Sarah Lawrence
                   College Project, 3.00%,
                   09/03/98                           $   8,100,000
                                                      --------------
               Total Floating Rate Demand Notes
               (Cost $875,306,059)                      875,306,059
--------------------------------------------------------------------
               Total Investments -- 98.6%
               (Cost $1,353,845,319)**               $1,353,845,319
--------------------------------------------------------------------

                       See notes to financial statements.

               Chase Vista California Tax Free Money Market Fund
                             as of August 31, 1998
                                  (unaudited)

Fund Facts

                      Objective   High current tax free income consistent
                                  with capital preservation*
            Primary investments   California short-term municipal
                                  obligations
Suggested investment time frame   Short-term
          Share Classes Offered   Vista Shares
                     Net assets   $50 million
               Average maturity   68 days
                     S&P Rating   Not rated
                 Moody's Rating   Not rated
                    NAIC Rating   Not rated

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


Maturity Schedule

1-7 days ...................... 63.96%
8-30 days .....................  7.54%
31-90 days ....................  9.40%
91-180 days ...................  0.41%
181-270 days ..................  3.10%
271+ days ..................... 15.59%

               Chase Vista California Tax Free Money Market Fund
                             as of August 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART]


Investments     (95.8%)
Cash/Other       (4.2%)

[END PIE CHART]


Yields

                        7-Day                    Taxable
                      SEC Yield(1)          Equivalent Yield(2)
 Vista Shares           2.48%                     4.53%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

1 The yield for Vista Shares reflects the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 2.11%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

2 Taxable equivalent yields are calculated based on the SEC Yield divided by 1 minus the effective tax rate. The effective combined federal, and state tax rate used for this illustration is 45.22%


A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1998


Principal
  Amount       Issuer                                     Value
----------------------------------------------------------------------
               Commercial Paper -- 3.0%
               ------------------------
$ 1,500,000      Long Beach California Harbor, Series
                   A, 3.25% 09/03/98                        $1,500,000
               (Cost $1,500,000)                            ----------

               General Obligations -- 2.2%
               ---------------------------
    100,000      Puerto Rico Commonwealth, Public
                   Improvements, 5.75% 07/01/99                101,861
  1,000,000      San Francisco, California City &
                   County Union School District,
                   4.50% 10/30/98                            1,002,286
                                                            ----------
               Total General Obligations                     1,104,147
               (Cost $1,104,147)                            ----------

               Revenue Bonds -- 7.6%
               ---------------------
    750,000      California, Health Facilities Financing
                   Authority, Health Facility, Catholic
                   Health, Series A, 7.00% 07/01/99            786,462
    250,000      Kern County, California, 4.75%
                   10/01/98                                    250,177
  1,500,000      Los Angeles, California, Department
                   of Airports, Los Angeles
                   International Airport, Series D,
                   6.00% 05/15/99                            1,523,574
    250,000      Modesto, California, Irrigation
                   District Financing Authority,
                 Domestic Water Project, Series C,
                   4.20% 09/01/98                              250,000
  1,000,000      San Bernardino County, California,
                   West Valley Detention Center
                   Project, 7.60% 11/01/98                   1,026,125
                                                            ----------
               Total Revenue Bonds                           3,836,338
               (Cost $3,836,338)                            ----------

               Tax Anticipation Notes -- 25.6%
               -------------------------------
  2,150,000      California Community College
                   Finance Authority, Series B, 4.50%
                   09/30/98                                  2,151,337

                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount       Issuer                                     Value
--------------------------------------------------------------------
$   500,000      California, Statewide Communities
                   Development Authority, Series B,
                   4.75% 09/30/98                         $  500,341
  2,000,000      Fontana California, United School
                   District, 3.68% 07/09/99                2,005,246
  2,700,000      Kern County, California, Board of
                   Education, 4.25% 06/30/99               2,713,919
  2,000,000      Los Angeles, California, Tax &
                   Revenue Anticipation Notes,
                 Series A 4.50% 06/30/99                   2,013,242
  1,000,000        San Diego County, California, 4.50%
                   09/30/98                                1,000,541
    200,000      San Marcos, California, Public
                   Facilities Authority, Tax Allocation,
                   Series A, 5.30% 01/01/99                  201,287
  2,300,000      Stanislaus County, California, Office
                   of Education, 4.50% 11/04/98            2,303,351
                                                          ----------
               Total Tax Anticipation Notes               12,889,264
               (Cost $12,889,264)                         ----------

               Floating Rate Demand Notes -- 58.0%
    935,000      Anaheim, California, Housing
                   Authority, Multifamily Housing,
                   Heritage Village Apartments, Series
                   A, 2.35% 09/03/98                         935,000
    300,000      California Pollution Control
                   Financing Authority, Resource
                   Recovery, OMS Equity Stanislaus
                   Project 3.50% 09/03/98                    300,000
                 California Statewide Communities
                   Development Corp., ID,
  1,000,000        Karcher Property Project, Series C,
                     2.65% 09/02/98                        1,000,000
    800,000        Peet's Coffee, Series E, 2.75%
                     09/02/98                                800,000
                 California Statewide Community
                   Development Corp., IDR,
    685,000        Instrument Specialties Co., 2.75%
                     09/02/98                                685,000

                         See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount       Issuer                                      Value
--------------------------------------------------------------------
$   400,000      Tri-Valley Growers, Series F, 2.65%
                   09/02/98                                $ 400,000
    500,000    Corona, California Multifamily
                 Housing, Country Hills Project,
                 Series B, 2.60% 09/03/98                    500,000
               California State, Municipal Securities
                 Trust Receipts,
  2,300,000      Series 7, +, 3.30% 09/02/98               2,300,000
  2,000,000      Series SGA 40, 3.30% 09/02/98             2,000,000
    100,000    California State, Pollution Control
                 Financing Authority, PCR, Pacific
                 Gas & Electric, Series B, 2.45%
                 09/02/98                                    100,000
               California State,
  1,500,000      Series A5 3.65% 09/02/98                  1,500,000
    800,000      Series PT 1070, 3.26% 09/02/98              800,000
  1,000,000    Irvine, California, Public Facilities &
                 Infrastructure Authority, Lease,
                 Capital Improvements Project,
                 2.50% 09/03/98                            1,000,000
    500,000    Kern County, California, Kern Public
                 Facilities Project, Series D, 2.35%
                 09/02/98                                    500,000
    300,000    Los Angeles County, California,
                 Community Redevelopment
                 Agency, 2.50% 09/02/98                      300,000
    400,000    Los Angeles, California, Community
                 Redevelopment Agency, CMC
                 Medical Plaza Partner, 2.25%
                 09/03/98                                    400,000
    300,000    Los Angeles County, California, IDA,
                 IDR, Hon Industries Inc. Project,
                 2.50% 09/02/98                              300,000
    100,000    Los Angeles County, California,
                 Metropolitan Transportation
                 Authority, Proposal C, Second Sr.
                 Series A, 2.35% 09/03/98                    100,000

                       See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount       Issuer                                    Value
---------------------------------------------------------------------
$ 1,000,000    Los Angeles, California, United School
                 District, Belmont Learning Complex,
                 Series A, 2.50% 09/02/98                $1,000,000
  1,000,000    Monrovia, California, Unified School
                 District, Municipal Securities Trust
                 Receipt, Series 70, 3.25% 09/02/98       1,000,000
    200,000    Moorpark California Multifamily
                 Housing, Le Club Apartments
                 Project, Series A, 2.40% 09/03/98          200,000
    300,000    M-S-R Public Power Agency,
                 California, San Juan Project,
                 Series G, 2.45% 09/03/98                   300,000
  1,300,000    Oakland, California, Joint Powers
                 Financing Authority, Series A-2,
                 2.35% 09/03/98                           1,300,000
  1,200,000    Ontario, California, Redevelopment
                 Agency, IDR, SafariLand Project,
                 2.75% 09/02/98                           1,200,000
  1,500,000    Orange County, California,
                 Apartment Development, Jess L.
                 Frost, Issue B, 2.70% 09/03/98           1,500,000
               Palm Springs California Community
                 Redevelopment Agency,
    400,000     Headquarters Hot, Series 2, 2.60%
                  09/02/98                                  400,000
    200,000     Headquarters Hot, Series 5, 2.60%
                  09/02/98                                  200,000
    100,000     Headquarters Hot, Series 7, 2.60%
                  09/02/98                                  100,000
    800,000    Puerto Rico Commonwealth,
                 Government Development Bank,
                 2.50% 09/02/98                             800,000
  3,200,000    Puerto Rico Industrial, Medical, &
                 Environmental, Higher
                 Education--Ana G. Mendez
                 Educational Foundation, 3.50%
                 09/02/98                                 3,200,000

                         See notes to financial statements.

Chase Vista California Tax Free Money Market Fund
Portfolio of Investments August 31, 1998 (continued)


Principal
  Amount       Issuer                                  Value
------------------------------------------------------------------
$   400,000    Rancho Mirage, California,
                 Redevelopment Agency, 2.75%
                 09/03/98                              $   400,000
    700,000    Riverside County, California, IDA,
                 IDR, Design Time Inc. Project,
                 Series I, 2.40% 09/02/98                  700,000
               San Bernardino County, California,
                 IDA,
    100,000      County Center Refinancing Project,
                   2.30% 09/02/98                          100,000
    100,000      Industrial Development, Aqua-
                   Service, 2.75% 09/02/98                 100,000
    100,000      Series II, Master Halco Inc., 2.60%
                   09/01/98                                100,000
    100,000    Santa Clara, California, Electric
                 Revenue, Series B, 2.30% 09/02/98         100,000
    300,000    San Diego County, California IDA,
                 Kaiser Aerospace & Electric, 2.90%
                 09/03/98                                  300,000
  1,000,000    San Jose, California, Multifamily
                 Housing, Timberwood, Series A,
                 2.55% 09/02/98                          1,000,000
    700,000    South San Francisco, California,
                 Multifamily Housing, Magnolia
                 Plaza Apartments, Series A, 2.75%
                 09/02/98                                  700,000
    600,000    Three Valleys Municipal Water
                 District, Miramar Water Treatment,
                 2.55% 09/02/98                            600,000
                                                       -----------
               Total Floating Rate Demand Notes
               (Cost $29,220,000)                       29,220,000
------------------------------------------------------------------
               Total Investments -- 96.4%
               (Cost $48,549,749)**                    $48,549,749
------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Funds
Portfolio of Investments August 31, 1998 (continued)

Index

abrv--description
#--Security may only be sold to qualified institutional buyers.
**--The cost of securities is substantially the same for federal income tax purposes.
+--All or a portion of this security is segregated.
BAN--Bond Anticipation Note
COP--Certificate of Participation
CP--Commercial Paper
Dorm--Dormitory
FNMA--Federal National Mortgage Association
FRDN--Floating Rate Demand Note: The maturity date shown is the later of the next interest reset date or the put date; the rate shown is the rate in effect at
August 31, 1998.
GNMA--Government National Mortgage Association
GO--General Obligation
ID--Industrial Development
IDA--Industrial Development Authority
IDB--Industrial Development Board
IDC--Industrial Development Corp.
IDR--Industrial Development Revenue
MTC--Municipal Transporation Certificates
PCR--Pollution Control Revenue
PCF--Pollution Control Facilities
RANS--Revenue Anticipation Note
Rev.--Revenue Bond
TAN--Tax Anticipation Note
TRAN--Tax & Revenue Anticipation Note

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1998
--------------------------------------------------------------------------------

                                                                      New York          California
                                                  Tax Free            Tax Free           Tax Free
                                                Money Market        Money Market       Money Market
                                                    Fund                Fund               Fund
                                               --------------      --------------      ------------
ASSETS:
 Investment securities, at value
  (Note 1) ................................    $1,287,083,299      $1,353,845,319      $48,549,749
 Cash .....................................           805,455           3,735,545           84,340
 Other assets .............................            14,767              16,295              631
 Receivables:
  Investment securities sold ..............                --          22,600,000               --
  Interest ................................         8,059,899           7,670,243          319,513
  Fund shares sold ........................            38,532              83,846        1,700,000
                                               --------------      --------------      -----------
   Total Assets ...........................     1,296,001,952       1,387,951,248       50,654,233
                                               --------------      --------------      -----------
LIABILITIES:
 Payables:
  Investment securities purchased .........        16,622,498          13,553,633          102,835
  Fund shares redeemed ....................           166,516             310,559               --
  Dividends ...............................         1,864,926           1,033,124           64,202
  Other Liabilities .......................                --             277,681               --
 Accrued liabilities: (Note 2)
  Investment advisory fees ................           105,542             115,489               --
  Administration fees .....................           105,542              57,745            4,202
  Shareholder servicing fees ..............           166,508             323,370            5,463
  Distribution fees .......................            61,402             115,489            2,101
  Custody fees ............................            53,840              48,989           16,642
  Other ...................................           187,315             288,150           60,122
                                               --------------      --------------      -----------
   Total Liabilities ......................        19,334,089          16,124,229          255,567
                                               --------------      --------------      -----------
NET ASSETS:
 Paid in capital ..........................     1,277,117,322       1,371,849,119       50,400,452
 Accumulated undistributed net
  investment income .......................             3,672              99,873           16,646
 Accumulated net realized gain (loss)
  on investment transactions ..............          (453,131)           (121,973)         (18,432)
                                               --------------      --------------      -----------
Net Assets ................................    $1,276,667,863      $1,371,827,019      $50,398,666
                                               ==============      ==============      ===========
 Shares of beneficial interest
  outstanding ($.001 par value;
  unlimited number of shares
  authorized):
   Vista Shares ...........................       733,373,439       1,371,963,007       50,400,452
   Premier Shares .........................       133,345,940                  --               --
   Institutional Shares ...................       410,419,640                  --               --
 Net asset value, offering and
  redemption price per share, all
  classes (net assets/shares) .............    $         1.00      $         1.00      $      1.00
                                               ==============      ==============      ===========
Cost of investments .......................    $1,287,083,299      $1,353,845,319      $48,549,749
                                               ==============      ==============      ===========

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the year ended August 31, 1998
--------------------------------------------------------------------------------


                                                              New York       California
                                             Tax Free         Tax Free        Tax Free
                                           Money Market     Money Market    Money Market
                                               Fund             Fund            Fund
                                           ------------     ------------    ------------
INTEREST INCOME: (Note 1C) ............    $40,828,743      $39,532,749      $1,716,669
                                           -----------      -----------      ----------
EXPENSES: (Note 2)
 Investment advisory fees .............      1,120,701        1,106,906          49,823
 Shareholder servicing fees ...........      2,687,438        3,874,170         174,380
 Administration fees ..................      1,120,700        1,106,906          49,823
 Distribution fees ....................        685,952        1,106,906          49,823
 Custodian fees .......................        226,423          182,650          64,188
 Printing and postage .................         24,071           44,876             501
 Professional fees ....................         58,878           61,621          29,797
 Registration costs ...................        131,059           72,767             501
 Transfer agent fees ..................        241,683          357,370          39,704
 Trustees fees and expenses ...........         56,035           55,345           2,491
 Other ................................          7,855           38,600              42
                                           -----------      -----------      ----------
  Total expenses ......................      6,360,795        8,008,117         461,073
Less amounts waived (Note 2E) .........        873,791        1,477,374         187,047
                                           -----------      -----------      ----------
 Net expenses .........................      5,487,004        6,530,743         274,026
                                           -----------      -----------      ----------
  Net investment income ...............     35,341,739       33,002,006       1,442,643
                                           -----------      -----------      ----------
REALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain/(loss) on investment
 transactions .........................        (34,321)         (27,340)         (2,710)
                                           -----------      -----------      ----------
Net increase in net assets from
 operations ...........................    $35,307,418      $32,974,666      $1,439,933
                                           ===========      ===========      ==========

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the year ended August 31,
--------------------------------------------------------------------------------

                                                         Tax Free
                                                       Money Market
                                                           Fund
                                              -------------------------------
                                                   1998              1997
                                              --------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income ....................   $   35,341,739    $  28,310,216
 Net realized gain (loss) on investment
  transactions ............................          (34,321)          (3,727)
                                              --------------    -------------
  Increase in net assets from operations ..       35,307,418       28,306,489
                                              --------------    -------------
Distributions to shareholders from:
 Net investment income (Note 4) ...........      (35,341,739)     (28,350,083)
                                              --------------    -------------
Increase from capital share transactions ..      320,114,469       88,760,159
                                              --------------    -------------
  Total increase ..........................      320,080,148       88,716,565
NET ASSETS:
 Beginning of period ......................      956,587,715      867,871,150
                                              --------------    -------------
 End of period ............................   $1,276,667,863    $ 956,587,715
                                              ==============    =============

                                                         New York                         California
                                                         Tax Free                          Tax-Free
                                                     Money Market Fund                 Money Market Fund
                                              -------------------------------    ----------------------------
                                                   1998              1997             1998            1997
                                              --------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income ....................   $   33,002,006    $  26,553,722    $  1,442,643    $  1,334,831
 Net realized gain (loss) on investment
  transactions ............................          (27,340)         (44,446)         (2,710)           (643)
                                              --------------    -------------    ------------    ------------
  Increase in net assets from operations ..       32,974,666       26,509,276       1,439,933       1,334,188
                                              --------------    -------------    ------------    ------------
Distributions to shareholders from:
 Net investment income (Note 4) ...........      (33,002,006)     (26,537,487)     (1,442,643)     (1,328,093)
                                              --------------    -------------    ------------    ------------
Increase from capital share transactions ..      415,088,005       66,381,087       4,892,367       2,684,361
                                              --------------    -------------    ------------    ------------
  Total increase ..........................      415,060,665       66,352,876       4,889,657       2,690,456
NET ASSETS:
 Beginning of period ......................      956,766,354      890,413,478      45,509,009      42,818,553
                                              --------------    -------------    ------------    ------------
 End of period ............................   $1,371,827,019    $ 956,766,354    $ 50,398,666    $ 45,509,009
                                              ==============    =============    ============    ============

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end, management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Tax Free Money Market Fund ("CVTF"), New York Tax Free Money Market Fund ("CVNYTF") and California Tax Free Money Market Fund ("CVCTF") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

Fund       Classes Offered
----       ---------------
CVTF       Vista, Premier, Institutional
CVNYTF     Vista
CVCTF      Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued less the amortization of any premiums on the investments of the Funds.

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor"), acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Tax Free Money Market Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to the Tax Free Money Market Fund pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder servicing fees -- The Trust adopted an Administrative Service Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% and 0.25% of the average daily net assets of the Vista Class and Premier Class, respectively.

   No Shareholder Servicing fee was paid for the Institutional Shares.

   Chase and certain of its affiliates have been the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   The Trustees have adopted plans of distribution under the 1940 Act for the Vista Shares (the "Vista Plan"). There are no distribution plans for the Premier or Institutional Shares. Vista Plan pays the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of Vista Class of each Fund.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the year ended August 31, 1998, the Adviser, Administrator, Shareholder Servicing Agent and Distributor voluntarily waived fees for each of the Funds as follows:


                                           CVTF        CVNYTF         CVCTF
                                           ----        ------         -----
      Advisory ......................   $     --     $       --      $ 47,823
      Administration ................         --        554,762            --
      Shareholder Servicing .........    873,791        922,612       117,795
      Distribution ..................         --             --        21,429
                                        --------     ----------      --------
                                        $873,791     $1,477,374      $187,047
                                        ========     ==========      ========

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. Federal Income Tax Matters -- At August 31, 1998, Chase Vista Tax Free Money Market Fund, Chase Vista New York Tax Free Money Market Fund and Chase Vista California Tax Free Money Market Fund had net capital loss carryovers of approximately $114,000, $97,000 and $16,000, respectively. Such losses will be available to offset future capital gains and will expire between August 31, 2001 and 2006. To the extent that any net capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

4. Transactions in Shares of Beneficial Interest

                                              Tax Free Money Market Fund
                      --------------------------------------------------------------------------
                                                      Vista Class
                      --------------------------------------------------------------------------
                                                 Year Ended August 31,
                                     1998                                    1997
                      ----------------------------------      ----------------------------------
                           Amount             Shares              Amount              Shares
                      --------------      --------------      --------------       -------------
Shares sold ......... $2,109,048,312       2,109,048,312      $1,655,124,829       1,655,124,829
Shares issued in
  reinvestment of
  distributions .....      8,529,824           8,529,824           5,624,366           5,624,366
Shares redeemed...... (1,950,252,739)     (1,950,252,739)     (1,669,216,613)     (1,669,216,613)
                      --------------      --------------      --------------      --------------
Net increase
  (decrease) in
  Trust shares
  outstanding ....... $  167,325,397         167,325,397      $   (8,467,418)         (8,467,418)
                      ==============      ==============      ==============      ==============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                Tax Free Money Market Fund
                        -----------------------------------------------------------------------
                                                       Premier Class
                        ------------------------------------------------------------------------
                                                   Year Ended August 31,
                                      1998                                    1997
                        --------------------------------        --------------------------------
                           Amount              Shares              Amount              Shares
                        ------------        ------------        ------------        ------------
Shares sold .........   $386,932,513         386,932,513        $531,017,184         531,017,184
Shares issued in
  reinvestment of
  distributions .....      2,206,409           2,206,409           2,032,501           2,032,501
Shares redeemed .....   (360,517,244)       (360,517,244)       (573,533,495)       (573,533,495)
                        ------------        ------------        ------------        ------------
Net increase
  (decrease) in
  Trust shares
  outstanding .......   $ 28,621,678          28,621,678        $(40,483,810)        (40,483,810)
                        ============        ============        ============        ============

                                                   Institutional Class
                      --------------------------------------------------------------------------
                                                  Year Ended August 31,
                                     1998                                    1997
                      ----------------------------------      ----------------------------------
                          Amount              Shares              Amount              Shares
                      --------------      --------------      --------------      --------------
Shares sold ......... $2,916,751,214       2,916,751,214      $2,181,302,254       2,181,302,254
Shares issued in
  reinvestment of
  distributions .....      5,252,084           5,252,084           2,961,145           2,961,145
Shares redeemed...... (2,797,835,904)     (2,797,835,904)     (2,046,552,012)     (2,046,552,012)
                      --------------      --------------      --------------      --------------
Net increase
  (decrease) in
  Trust shares
  outstanding ....... $  124,167,394         124,167,394      $  137,711,387         137,711,387
                      ==============      ==============      ==============      ==============

                                          New York Tax Free Money Market Fund
                      --------------------------------------------------------------------------
                                                      Vista Class
                      --------------------------------------------------------------------------
                                                 Year Ended August 31,
                                     1998                                    1997
                      ----------------------------------      ----------------------------------
                             Amount              Shares              Amount              Shares
                      --------------      --------------      --------------      --------------
Shares sold ......... $2,920,460,395       2,920,460,395      $2,483,570,728       2,483,570,728
Shares issued in
  reinvestment of
  distributions .....     20,181,217          20,181,217          13,960,319          13,960,319
Shares redeemed...... (2,525,553,607)     (2,525,553,607)     (2,431,149,960)     (2,431,149,960)
                      --------------      --------------      --------------      --------------
Net increase
  (decrease) in
  Trust shares
  outstanding ....... $  415,088,005         415,088,005      $   66,381,087          66,381,087
                      ==============      ==============      ==============      ==============

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                          California Tax Free Money Market Fund
                        ------------------------------------------------------------------------
                                                       Vista Class
                        ------------------------------------------------------------------------
                                                  Year Ended August 31,
                                      1998                                    1997
                        --------------------------------        --------------------------------
                              Amount              Shares              Amount              Shares
                        ------------        ------------        ------------         -----------
Shares sold .........   $365,374,339         365,374,339        $301,855,774         301,855,774
Shares issued in
  reinvestment
  of distributions           804,044             804,044             798,792             798,792
Shares redeemed .....   (361,286,016)       (361,286,016)       (299,970,205)       (299,970,205)
                        ------------        ------------        ------------        ------------
Net increase
  (decrease) in
  Trust shares
  outstanding .......   $  4,892,367           4,892,367        $  2,684,361           2,684,361
                        ============        ============        ============        ============

5. Concentration of Credit Risk -- CVTF, CVNYTF and CVCTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CVNYTF primarily investing in issuers in the State of New York, and CVCTF primarily investing in issuers in the State of California. As of August 31, 1998, CVTF invested approximately 16.6% of its net assets in issuers in the state of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                Accrued
                   Pension      Pension
                   Expenses    Liability
                   --------    ---------
CVTF ...........   $20,753      $77,605
CVNYTF .........    19,601       77,824
CVCTF ..........       830        3,765

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------
                                                                                  Tax Free Money Market Fund
                                                                        -----------------------------------------------------------
                                                                                         Vista Shares
                                                                        -----------------------------------------------------------
                                                                                     Year Ended August 31,                  11/1/93
                                                                        ----------------------------------------------      Through
                                                                           1998        1997         1996         1995      8/31/94++
                                                                        --------    --------     --------     --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................................   $   1.00    $   1.00     $   1.00     $   1.00     $  1.00
                                                                        --------    --------      -------     --------     -------
 Income from Investment Operations
  Net Investment Income .............................................      0.031       0.031        0.029        0.029       0.015
                                                                        --------    --------     --------     --------     --------
  Less Dividends from Net Investment Income .........................      0.031       0.031        0.029        0.029       0.015
                                                                        --------    --------     --------     --------     --------
Net Asset Value, End of Period ......................................   $   1.00    $   1.00     $   1.00     $   1.00     $  1.00
                                                                        ========    ========     ========     ========     ========
Total Return ........................................................       3.10%       3.12%        2.92%        2.99%        1.54%
Ratios/Supplemental Data

Net Assets, End of Period (000 omitted) .............................   $732,929    $565,625     $574,115     $166,915     $121,710
Ratios to Average Net Assets#:
 Expenses ...........................................................       0.59%       0.59%        0.69%        0.86%        0.85%
 Net Investment Income ..............................................       3.05%       3.08%        2.89%        2.96%        1.82%
 Expenses Without Waivers and Assumption of Expenses ................       0.72%       0.73%        0.80%        0.94%        0.85%
 Net Investment Income Without Waivers and Assumption of Expenses ...       2.92%       2.94%        2.78%        2.87%        1.82%

-------
# Short periods have been annualized.
++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                     Tax Free Money Market Fund
                                                  ----------------------------------------------------------------
                                                                           Premier Shares
                                                  ----------------------------------------------------------------
                                                                 Year Ended August 31,                  11/1/93
                                                    -----------------------------------------------     Through
                                                      1998         1997         1996         1995       8/31/94++
                                                    --------     --------     --------     --------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    --------     --------     --------     --------     --------
 Income from Investment Operations:
  Net Investment Income .........................      0.031        0.032        0.031        0.032        0.018
                                                    --------     --------     --------     --------     --------
  Less Dividends from Net Investment Income .....      0.031        0.032        0.031        0.032        0.018
                                                    --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ========     ========     ========     ========     ========
Total Return ....................................       3.17%        3.19%        3.12%        3.29%        1.79%
Ratios/Supplemental Data

Net Assets, End of Period (000 omitted) .........   $133,377     $104,759     $145,221     $148,436     $229,306
Ratio to Average Net Assets#:
 Expenses ................................. .....       0.53%        0.53%        0.58%        0.56%        0.55%
 Net Investment Income .................... .....       3.10%        3.13%        3.08%        3.21%        2.11%
 Expenses Without Waivers and Assumption
  of Expenses ...................................       0.53%        0.53%        0.73%        0.84%        0.78%
 Net Investment Income Without Waivers and
  Assumption of Expenses ........................       3.10%        3.13%        2.92%        2.93%        1.89%

                                                                       Tax Free Money Market Fund
                                                    ------------------------------------------------------------------
                                                                     Institutional Shares
                                                    ------------------------------------------------------------------
                                                                     Year Ended August 31,                   11/14/93*
                                                    ---------------------------------------------------      Through
                                                        1998         1997          1996          1995       8/31/94++
                                                    ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ---------     ---------     ---------     ---------     ---------
 Income from Investment Operations:
  Net Investment Income .........................       0.034         0.036         0.034         0.035         0.019
                                                    ---------     ---------     ---------     ---------     ---------
  Less Dividends from Net Investment Income .....       0.034         0.036         0.034         0.035         0.019
                                                    ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period ..................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    =========     =========     =========     =========     =========
Total Return ....................................        3.45%         3.45%         3.40%         3.53%         1.95%
Ratios/Supplemental Data

Net Assets, End of Period (000 omitted) .........   $ 410,362     $ 286,204     $ 148,536     $ 108,494     $ 110,332
Ratio to Average Net Assets#:
 Expenses ................................. .....        0.26%         0.26%         0.31%         0.33%         0.34%
 Net Investment Income .................... .....        3.37%         3.41%         3.33%         3.46%         2.38%
 Expenses Without Waivers and Assumption
  of Expenses ...................................        0.26%         0.26%         0.31%         0.34%         0.34%
 Net Investment Income Without Waivers and
  Assumption of Expenses ........................        3.37%         3.41%         3.33%         3.45%         2.38%

-------
 # Short periods have been annualized.
 ++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.
 * Commencement of offering class of shares.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                             New York Tax Free Money Market Fund
                                                                    ---------------------------------------------------
                                                                                        Vista Shares
                                                                    ---------------------------------------------------
                                                                                    Year Ended August 31,                 11/1/93
                                                                    ----------------------------------------------------  Through
                                                                         1998         1997        1996        1995       8/31/94++
                                                                      ----------    --------    --------    --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...............................  $     1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                                      ----------    --------    --------    --------     --------
 Income from Investment Operations
  Net Investment Income ............................................       0.030       0.030       0.028       0.028        0.015
                                                                      ----------    --------    --------    --------     --------
  Less Dividends from Net Investment Income ........................       0.030       0.030       0.028       0.028        0.015
                                                                      ----------    --------    --------    --------     --------
Net Asset Value, End of Period .....................................  $    1.00     $   1.00    $   1.00    $   1.00     $   1.00
                                                                      ==========    ========    ========    ========     ========
Total Return .......................................................        3.03%       3.02%       2.85%       2.88%        1.48%
Ratios/Supplemental Data

Net Assets, End of Period (000 omitted) ............................  $1,371,827    $956,766    $890,413    $378,400     $365,669
Ratio to Average Net Assets#:
 Expenses ..........................................................        0.59%       0.59%       0.74%       0.86%        0.85%
 Net Investment Income .............................................        2.97%       2.97%       2.79%       2.84%        1.77%
 Expenses Without Waivers and Assumption of Expenses ...............        0.72%       0.73%       0.83%       0.95%        0.85%
 Net Investment Income Without Waivers and Assumption of Expenses ..        2.84%       2.83%       2.70%       2.75%        1.77%

-------
# Short periods have been annualized.
++ In 1994 the Fund changed its fiscal year-ends from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                               California Tax Free Money Market Fund
                                                                     --------------------------------------------------------
                                                                                              Vista Shares
                                                                     --------------------------------------------------------
                                                                                  Year Ended August 31,              11/1/93
                                                                     -------------------------------------------     Through
                                                                       1998        1997        1996        1995     8/31/94++
                                                                     -------     -------     -------     -------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                                     ------      ------      ------      ------     -------
 Income from Investment Operations
  Net Investment Income ..........................................     0.029        0.03       0.030       0.033      0.018
                                                                     -------     ------      -------     -------    -------
  Less Dividends from Net Investment Income ......................     0.029        0.03       0.030       0.033      0.018
                                                                     -------     ------      -------     -------    -------
Net Asset Value, End of Period ...................................   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                                     =======     ======      =======     =======    =======
Total Return .....................................................      2.97%       3.02%       3.06%       3.32%      1.82%
Ratios/Supplemental Data

Net Assets, End of Period (000 omitted) ..........................   $50,399     $45,509     $42,819     $58,315    $64,423
Ratio of Average Net Assets#:
 Expenses .......................................................       0.55%       0.56%       0.56%       0.48%      0.46%
 Net Investment Income ..........................................       2.89%       2.99%       3.03%       3.25%      2.17%
 Expenses Without Waivers and Assumption of Expenses ............       0.93%       0.86%       1.02%       1.07%      0.94%
 Net Investment Income Without Waivers and Assumption of Expenses       2.51%       2.69%       2.57%       2.66%      1.69%

-------
 # Short periods have been annualized.
 ++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Tax Free Money Market Fund, Chase Vista New York Tax Free Money Market Fund and Chase Vista California Tax Free Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 9, 1998

                                   Unaudited
Chase Vista Tax Free Money Market Fund (CVTF)
Chase Vista New York Tax Free Money Market Fund (CVNYTF)
Chase Vista California Tax Free Money Market Fund (CVCTF)
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided on shareholders based upon the Funds income and distributions for the taxable year endeded August 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

   FOR THE FISCAL YEAR ENDED AUGUST 31, 1998
      o The dividends paid from net investment income are 99.84%, 99.86% and 98.64% exempt from Federal income tax for CVTF, CVNYTF and CVCTF, respectively.
      o For shareholders who are subject to the Alternative Minimum Tax, the income from private activity bonds issued after August
        7, 1986, which may be considered a tax preference item, was 15.99%, 10.83% and 11.66% for CVTF, CVNYTF, and
        CVCTF, respectively.

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










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


Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179


Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank


Distributor
Vista Fund Distributors, Inc.


Transfer Agent
DST Systems, Inc.


Legal Counsel
Simpson Thacher & Bartlett


Independent Accountants
PricewaterhouseCoopers LLP


Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

October 1998                    (unaudited)                        CVTFMM-2-1098